FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                     FRANKLIN STRATEGIC SERIES
                     -------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS

JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund ...........................................    3

Franklin Biotechnology Discovery Fund .....................................    6

Franklin Blue Chip Fund ...................................................    9

Franklin Flex Cap Growth Fund .............................................   12

Franklin Global Communications Fund .......................................   16

Franklin Global Health Care Fund ..........................................   19

Franklin Natural Resources Fund ...........................................   22

Franklin Small Cap Growth Fund II .........................................   25

Franklin Small-Mid Cap Growth Fund ........................................   30

Franklin Strategic Income Fund ............................................   35

Franklin Technology Fund ..................................................   48

Franklin U.S. Long-Short Fund .............................................   51

Notes to Statements of Investments ........................................   57


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1


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

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND               COUNTRY      SHARES       VALUE
----------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 90.7%
  COMMON STOCKS 90.3%
a COMMERCIAL SERVICES 5.4%
  Concur Technologies Inc. ...............   United States   150,270   $ 1,962,526
a Corporate Executive Board Co. ..........   United States    45,020     4,231,880
  FTI Consulting Inc. ....................   United States    97,370     2,555,963
a SEI Investments Co. ....................   United States    48,200     2,355,052
  Ultimate Software Group Inc. ...........   United States    45,850       950,929
                                                                       -----------
                                                                        12,056,350
                                                                       -----------
a COMMUNICATIONS 3.0%
a NII Holdings Inc. ......................   United States    90,520     4,777,645
  SBA Communications Corp. ...............   United States    77,710     1,855,715
                                                                       -----------
                                                                         6,633,360
                                                                       -----------
a CONSUMER DURABLES 1.0%
  Scientific Games Corp., A ..............   United States    65,070     2,210,428
                                                                       -----------
a CONSUMER NON-DURABLES 0.8%
  Hansen Natural Corp. ...................   United States    39,330     1,808,787
                                                                       -----------
a CONSUMER SERVICES 4.4%
a Panera Bread Co. .......................   United States    18,120       947,857
  Starbucks Corp. ........................   United States   136,640     4,681,287
  Starwood Hotels & Resorts Worldwide Inc.   United States    38,770     2,038,527
  Station Casinos Inc. ...................   United States    36,090     1,979,897
                                                                       -----------
                                                                         9,647,568
                                                                       -----------
a DISTRIBUTION SERVICES 1.9%
a MWI Veterinary Supply Inc. .............   United States    56,014     2,098,845
  WESCO International Inc. ...............   United States    35,570     2,071,952
                                                                       -----------
                                                                         4,170,797
                                                                       -----------
a ELECTRONIC TECHNOLOGY 16.3%
a Apple Computer Inc. ....................   United States    82,110     5,580,195
a Cisco Systems Inc. .....................   United States   243,660     4,349,331
  FormFactor Inc. ........................   United States    39,100     1,676,217
a Harris Corp. ...........................   United States    81,020     3,690,461
  Marvell Technology Group Ltd. ..........      Bermuda      119,440     2,215,612
a Microchip Technology Inc. ..............   United States   100,630     3,246,324
a Netlogic Microsystems Inc. .............   United States    51,710     1,266,895
  Network Appliance Inc. .................   United States   149,640     4,442,812
  Precision Castparts Corp. ..............   United States    46,370     2,765,970
a QUALCOMM Inc. ..........................   United States    74,840     2,638,858
a SunPower Corp., A ......................   United States    39,690     1,267,302
a Taser International Inc. ...............   United States     3,001        21,667
  Trimble Navigation Ltd. ................   United States    59,390     2,852,502
                                                                       -----------
                                                                        36,014,146
                                                                       -----------
a ENERGY MINERALS 2.0%
  Denbury Resources Inc. .................   United States    78,030     2,705,300
  Peabody Energy Corp. ...................   United States    33,390     1,666,161
                                                                       -----------
                                                                         4,371,461
                                                                       -----------


                                         Quarterly Statements of Investments | 3

Franklin Strategic Series

-----------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND               COUNTRY        SHARES      VALUE
-----------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE 5.5%
  BlackRock Inc., A ......................   United States     17,630   $ 2,277,091
  Chicago Mercantile Exchange Holdings Inc.  United States      8,410     3,878,692
  The Goldman Sachs Group Inc. ...........   United States     27,570     4,211,318
a Investment Technology Group Inc. .......   United States     35,890     1,807,420
                                                                        -----------
                                                                         12,174,521
                                                                        -----------
  HEALTH SERVICES 8.2%
a Allscripts Healthcare Solutions Inc. ...   United States     63,930     1,218,506
a Covance Inc. ...........................   United States     61,510     3,921,878
a Express Scripts Inc. ...................   United States     41,310     3,182,109
a Healthways Inc. ........................   United States     43,120     2,316,406
a Psychiatric Solutions Inc. .............   United States     40,260     1,267,787
a Stericycle Inc. ........................   United States     43,720     2,937,110
a WellCare Health Plans Inc. .............   United States     65,680     3,222,261
                                                                        -----------
                                                                         18,066,057
                                                                        -----------
  HEALTH TECHNOLOGY 15.4%
a Adams Respiratory Therapeutics Inc. ....   United States     42,490     1,900,153
a Celgene Corp. ..........................   United States     98,010     4,693,699
a Endo Pharmaceuticals Holdings Inc. .....   United States     79,000     2,454,530
a Gilead Sciences Inc. ...................   United States     36,330     2,233,568
a LifeCell Corp. .........................   United States     56,420     1,611,919
  Medtronic Inc. .........................   United States     48,780     2,464,366
a Myriad Genetics Inc. ...................   United States    101,550     2,500,161
  Novo-Nordisk AS, B .....................      Denmark        37,230     2,294,018
a ResMed Inc. ............................   United States     62,430     2,897,376
  Roche Holding AG, ADR ..................    Switzerland      92,800     8,255,758
  Shire PLC, ADR .........................   United Kingdom    54,880     2,662,229
                                                                        -----------
                                                                         33,967,777
                                                                        -----------
  INDUSTRIAL SERVICES 3.2%
a FMC Technologies Inc. ..................   United States     47,440     2,989,669
a Helix Energy Solutions Group Inc. ......   United States    106,610     4,156,724
                                                                        -----------
                                                                          7,146,393
                                                                        -----------
  PRODUCER MANUFACTURING 1.1%
  Oshkosh Truck Corp. ....................   United States     56,370     2,417,146
                                                                        -----------
  REAL ESTATE DEVELOPMENT 1.3%
a CB Richard Ellis Group Inc. ............   United States    118,130     2,779,599
                                                                        -----------
  RETAIL TRADE 6.0%
  Fastenal Co. ...........................   United States     98,200     3,492,974
a J Crew Group Inc. ......................   United States     44,820     1,194,901
a Kohl's Corp. ...........................   United States     39,890     2,258,971
  Lowe's Cos. Inc. .......................   United States    118,500     3,359,475
a Zumiez Inc. ............................   United States     96,820     2,897,822
                                                                        -----------
                                                                         13,204,143
                                                                        -----------
  TECHNOLOGY SERVICES 12.6%
a Akamai Technologies Inc. ...............   United States    100,130     3,968,152
a Amdocs Ltd. ............................   United States    136,740     4,960,927
a Cognizant Technology Solutions Corp., A    United States     88,640     5,805,033


4 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------
    FRANKLIN AGGRESSIVE GROWTH FUND                           COUNTRY         SHARES         VALUE
-----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TECHNOLOGY SERVICES (CONTINUED)
  a Euronet Worldwide Inc. .............................   United States        39,400   $  1,001,154
  a Google Inc., A .....................................   United States         3,940      1,523,204
  a Intuit Inc. ........................................   United States       143,600      4,432,932
    Paychex Inc. .......................................   United States       135,650      4,636,517
  a Yahoo! Inc. ........................................   United States        60,170      1,633,014
                                                                                         ------------
                                                                                           27,960,933
                                                                                         ------------
    TRANSPORTATION 2.2%
    C.H. Robinson Worldwide Inc. .......................   United States        69,230      3,169,349
    Knight Transportation Inc. .........................   United States       100,755      1,728,956
                                                                                         ------------
                                                                                            4,898,305
                                                                                         ------------
    TOTAL COMMON STOCKS (COST $175,188,771) ............                                  199,527,771
                                                                                         ------------
    PREFERRED STOCK (COST $873,300) 0.4%
    ELECTRONIC TECHNOLOGY 0.4%
a,b Dilithium Networks, Inc., depository receipt, D,
    pfd., 144A .........................................   United States       374,807        873,300
                                                                                         ------------
    TOTAL LONG TERM INVESTMENTS (COST $176,062,071) ...                                   200,401,071
                                                                                         ------------
    SHORT TERM INVESTMENT (COST $18,920,716) 8.6%
    MONEY MARKET FUND 8.6%
  c Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 5.00% ..................................    United States    18,920,716     18,920,716
                                                                                         ------------
    TOTAL INVESTMENTS (COST $194,982,787) 99.3% .......                                   219,321,787
    OTHER ASSETS, LESS LIABILITIES 0.7% ...............                                     1,636,547
                                                                                         ------------
    NET ASSETS 100.0% .................................                                  $220,958,334
                                                                                         ------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b     See Note 3 regarding restricted securities.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------
    FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                         SHARES        VALUE
----------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.2%
    COMMON STOCKS 96.5%
    BIOTECHNOLOGY 81.7%
  a Adolor Corp. ..............................................   398,700   $  9,540,891
a,b Advanced Life Sciences Holdings Inc. ......................   717,500      2,037,700
  a Alkermes Inc. .............................................   290,700      4,988,412
  a Amgen Inc. ................................................   524,100     36,550,734
  a Applera Corp. - Celera Genomics Group .....................   105,000      1,417,500
  a Arena Pharmaceuticals Inc. ................................   207,400      2,146,590
  a Biogen Idec Inc. ..........................................   497,122     20,938,779
  a Cardiome Pharma Corp. (Canada) ............................   240,900      2,936,571
  a Celgene Corp. .............................................   872,400     41,779,236
a,b Cephalon Inc. .............................................    42,200      2,774,228
a,b Cotherix Inc. .............................................   442,000      3,712,800
a,b CuraGen Corp. .............................................    70,600        214,624
  a Curis Inc. ................................................    35,900         40,926
  a Dyax Corp. ................................................   621,600      1,951,824
  a Exelixis Inc. .............................................   234,400      2,086,160
  a Genentech Inc. ............................................   273,700     22,120,434
  a Genzyme Corp. .............................................   568,000     38,783,040
  a Gilead Sciences Inc. ......................................   418,000     25,698,640
  a Human Genome Sciences Inc. ................................   442,900      4,300,559
a,b Indevus Pharmaceuticals Inc. ..............................   537,900      2,818,596
a,b InterMune Inc. ............................................   384,400      6,138,868
  a Invitrogen Corp. ..........................................   183,300     11,326,107
a,b Ista Pharmaceuticals Inc. .................................   262,200      1,628,262
  a Keryx Biopharmaceuticals Inc. .............................   690,300      7,938,450
  a Kosan Biosciences Inc. ....................................   872,991      3,046,739
  a Medarex Inc. ..............................................   265,300      2,480,555
a,b The Medicines Co. .........................................   698,900     14,641,955
  a MedImmune Inc. ............................................   774,117     19,647,089
a,b MGI Pharma Inc. ...........................................   383,100      5,597,091
  a Myogen Inc. ...............................................   159,700      4,928,342
a,b Myriad Genetics Inc. ......................................   239,400      5,894,028
a,b Neurocrine Biosciences Inc. ...............................   118,500      1,096,125
  a Nuvelo Inc. ...............................................   143,316      2,436,372
a,b Onyx Pharmaceuticals Inc. .................................   215,200      3,380,792
a,b OSI Pharmaceuticals Inc. ..................................   146,000      4,874,940
  a Panacos Pharmaceuticals Inc. ..............................   280,400      1,345,920
a,b PDL BioPharma Inc. ........................................   540,400      9,732,604
    Serono SA, B (Switzerland) ................................     7,086      4,792,700
a,b SuperGen Inc. .............................................   365,700      1,217,781
a,b Telik Inc. ................................................   230,800      3,914,368
  a Theravance Inc. ...........................................   180,700      4,280,783
a,b Titan Pharmaceuticals Inc. ................................   419,600        734,300
a,b Trimeris Inc. .............................................   411,500      3,909,250
  a Vanda Pharmaceuticals Inc. ................................   314,200      2,846,652
  a Vertex Pharmaceuticals Inc. ...............................    51,600      1,729,632
  a ViroPharma Inc. ...........................................   632,700      4,922,406
  a Xenoport Inc. .............................................    83,800      1,456,444
                                                                            ------------
                                                                             362,776,799
                                                                            ------------


6 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------
    FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                    SHARES         VALUE
-----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEDICAL SPECIALTIES 4.5%
  a Advanced Magnetics Inc. ............................................       147,400   $  4,727,118
  a Cerus Corp. ........................................................        50,300        302,303
  a Cypress Bioscience Inc. ............................................       369,600      2,128,896
a,b Molecular Devices Corp. ............................................       197,200      4,553,348
a,b Nektar Therapeutics ................................................       235,700      3,841,910
a,b Penwest Pharmaceuticals Co. ........................................       211,000      4,388,800
                                                                                         ------------
                                                                                           19,942,375
                                                                                         ------------
    OTHER PHARMACEUTICALS 10.3%
a,b AVANIR Pharmaceuticals, A ..........................................       253,475      1,700,817
  a Avexa Ltd. (Australia) .............................................     7,385,000      1,132,047
a,b Coley Pharmaceutical Group Inc. ....................................       306,400      3,333,632
  a Endo Pharmaceuticals Holdings Inc. .................................       146,000      4,536,220
a,b Inspire Pharmaceuticals Inc. .......................................       705,823      3,155,029
  a Iomai Corp. ........................................................       128,700        425,997
  a Labopharm Inc. (Canada) ............................................       258,200      1,588,502
a,b Pharmion Corp. .....................................................       250,500      4,313,610
a,b POZEN Inc. .........................................................       812,781      6,136,496
a,b Sepracor Inc. ......................................................       320,500     15,832,700
  a Somaxon Pharmaceuticals Inc. .......................................       126,100      1,321,528
  a United Therapeutics Corp. ..........................................        35,700      2,117,367
                                                                                         ------------
                                                                                           45,593,945
                                                                                         ------------
    TOTAL COMMON STOCKS (COST $319,443,399) ............................                  428,313,119
                                                                                         ------------
    CONVERTIBLE PREFERRED STOCK (COST $5,065,937) 1.7%
    BIOTECHNOLOGY 1.7%
a,c Fibrogen Inc., cvt. pfd., E ........................................     1,128,271      7,728,656
                                                                                         ------------
    TOTAL LONG TERM INVESTMENTS (COST $324,509,336) ....................                  436,041,775
                                                                                         ------------
    SHORT TERM INVESTMENTS 9.8%
    MONEY MARKET FUND (COST $8,599,906) 1.9%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00%     8,599,906      8,599,906
                                                                                         ------------


                                         Quarterly Statements of Investments | 7

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
e INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 7.9%
f REPURCHASE AGREEMENTS 7.9%
  Banc of America LLC, 5.29%, 8/01/06 (Maturity Value $8,001,176)
   Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 3/01/36 .........     $    8,000,000   $   8,000,000
  Barclays Capital Inc., 5.29%, 8/01/06 (Maturity Value $6,551,963)
   Collateralized by U.S. Government Agency Securities, 3.5%-10.00%, 1/01/07-9/01/45 .....          6,551,000       6,551,000
  Citigroup Global Markets Inc., 5.27%, 8/01/06 (Maturity Value $6,629,970)
   Collateralized by g U.S. Government Agency Securities, 0.00%-6.625%, 1/30/07-10/15/29 ..         6,629,000       6,629,000
  Deutsche Bank Securities, 5.28%, 8/01/06 (Maturity Value $8,122,191)
   Collateralized by g U.S. Government Agency Securities, 0.00%-5.375%, 7/25/08-5/15/30 ...         8,121,000       8,121,000
  JP Morgan Securities. Inc., 5.29%, 8/01/06 (Maturity Value $1,583,233)
   Collateralized by U.S. Government Agency Securities, 4.50%-7.50%, 6/01/13-7/01/36 .....          1,583,000       1,583,000
  Morgan Stanley & Company Inc., 5.29%, 8/01/06 (Maturity Value $4,081,600)
   Collateralized by g U.S. Government Agency Securities, 0.00%-7.00%, 9/29/06-8/01/36 ....         4,081,000       4,081,000
                                                                                                                -------------

  TOTAL INVESTMENTS FROM CASH COLLATERAL
   RECEIVED FOR LOANED SECURITIES (COST $34,965,000) .....................................                         34,965,000
                                                                                                                -------------
  TOTAL SHORT TERM INVESTMENTS (COST $43,564,906) ........................................                         43,564,906
                                                                                                                -------------
  TOTAL INVESTMENTS (COST $368,074,242) 108.0% ...........................................                        479,606,681
  OTHER ASSETS, LESS LIABILITIES (8.0)% ..................................................                        (35,546,465)
                                                                                                                -------------
  NET ASSETS 100.0% ......................................................................                      $ 444,060,216
                                                                                                                -------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b     A portion or all of the security is on loan as of July 31, 2006.

c     See Note 3 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e     Investment from cash collateral received for loaned securities.

f At July 31, 2006, all repurchase agreements had been entered into on that date.

g A portion of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                  COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.9%
  COMMERCIAL SERVICES 1.0%
  Moody's Corp. .....................................   United States        39,000   $  2,140,320
                                                                                      ------------
  COMMUNICATIONS 1.9%
a American Tower Corp., A ...........................   United States       115,000      3,887,000
                                                                                      ------------
  CONSUMER DURABLES 1.4%
  D.R. Horton Inc. ..................................   United States       130,000      2,785,900
                                                                                      ------------
  CONSUMER NON-DURABLES 3.6%
  Altria Group Inc. .................................   United States        38,000      3,038,860
  The Procter & Gamble Co. ..........................   United States        80,000      4,496,000
                                                                                      ------------
                                                                                         7,534,860
                                                                                      ------------
  CONSUMER SERVICES 3.9%
  Carnival Corp. ....................................   United States        60,000      2,337,600
  International Game Technology .....................   United States        50,000      1,933,000
  The Walt Disney Co. ...............................   United States       130,000      3,859,700
                                                                                      ------------
                                                                                         8,130,300
                                                                                      ------------
  DISTRIBUTION SERVICES 1.5%
  Cardinal Health Inc. ..............................   United States        45,000      3,015,000
                                                                                      ------------
  ELECTRONIC TECHNOLOGY 12.9%
a Altera Corp. ......................................   United States        60,000      1,038,600
a Apple Computer Inc. ...............................   United States        35,000      2,378,600
  Applied Materials Inc. ............................   United States        90,000      1,416,600
  The Boeing Co. ....................................   United States        50,000      3,871,000
a Cisco Systems Inc. ................................   United States       200,000      3,570,000
a EMC Corp. .........................................   United States       120,000      1,218,000
  Intel Corp. .......................................   United States       160,000      2,880,000
  KLA-Tencor Corp. ..................................   United States        35,000      1,476,650
  Linear Technology Corp. ...........................   United States        45,000      1,455,750
a Logitech International SA, ADR ....................    Switzerland        140,000      2,846,186
  Nokia Corp., ADR ..................................      Finland           65,000      1,290,250
  QUALCOMM Inc. .....................................   United States        90,000      3,173,400
                                                                                      ------------
                                                                                        26,615,036
                                                                                      ------------
  ENERGY MINERALS 10.8%
  BP PLC, ADR .......................................   United Kingdom       60,000      4,351,200
  ConocoPhillips ....................................   United States        45,000      3,088,800
  Devon Energy Corp. ................................   United States        55,000      3,555,200
  Exxon Mobil Corp. .................................   United States       122,000      8,264,280
  Peabody Energy Corp. ..............................   United States        60,000      2,994,000
                                                                                      ------------
                                                                                        22,253,480
                                                                                      ------------
  FINANCE 18.7%
  AFLAC Inc. ........................................   United States        60,000      2,648,400
  American International Group Inc. .................   United States        35,000      2,123,450
  Bank of America Corp. .............................   United States       115,000      5,925,950
  Capital One Financial Corp. .......................   United States        45,000      3,480,750
  Citigroup Inc. ....................................   United States       140,000      6,763,400
  Fifth Third Bancorp ...............................   United States        95,000      3,623,300
  Freddie Mac .......................................   United States        30,000      1,735,800


                                         Quarterly Statements of Investments | 9

Franklin Strategic Series

--------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                  COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  The Goldman Sachs Group Inc. ......................   United States        10,000   $  1,527,500
  Marsh & McLennan Cos. Inc. ........................   United States        60,000      1,621,800
  Merrill Lynch & Co. Inc. ..........................   United States        30,000      2,184,600
  SLM Corp. .........................................   United States        40,000      2,012,000
  Wells Fargo & Co. .................................   United States        70,000      5,063,800
                                                                                      ------------
                                                                                        38,710,750
                                                                                      ------------
  HEALTH SERVICES 2.4%
a Express Scripts Inc. ..............................   United States        65,000      5,006,950
                                                                                      ------------
  HEALTH TECHNOLOGY 11.4%
a Boston Scientific Corp. ...........................   United States        80,000      1,360,800
a Celgene Corp. .....................................   United States        60,000      2,873,400
  Johnson & Johnson .................................   United States        90,000      5,629,500
  Medtronic Inc. ....................................   United States        60,000      3,031,200
  Pfizer Inc. .......................................   United States       205,000      5,327,950
  Roche Holding AG, ADR .............................    Switzerland         35,000      3,113,702
  Schering-Plough Corp. .............................   United States       110,000      2,248,400
                                                                                      ------------
                                                                                        23,584,952
                                                                                      ------------
  INDUSTRIAL SERVICES 1.3%
  GlobalSantaFe Corp. ...............................   Cayman Islands       50,000      2,746,500
                                                                                      ------------
  NON-ENERGY MINERALS 1.3%
  Alcoa Inc. ........................................   United States        90,000      2,695,500
                                                                                      ------------
  PROCESS INDUSTRIES 3.9%
  Bunge Ltd. ........................................   United States        80,000      4,366,400
  The Scotts Miracle-Gro Co., A .....................   United States        95,000      3,726,850
                                                                                      ------------
                                                                                         8,093,250
                                                                                      ------------
  PRODUCER MANUFACTURING 11.0%
  3M Co. ............................................   United States        55,000      3,872,000
  General Electric Co. ..............................   United States       200,000      6,538,000
  Johnson Controls Inc. .............................   United States        45,000      3,454,200
a Mettler-Toledo International Inc. .................    Switzerland         85,000      5,230,050
  United Technologies Corp. .........................   United States        60,000      3,731,400
                                                                                      ------------
                                                                                        22,825,650
                                                                                      ------------
  RETAIL TRADE 3.8%
  The Home Depot Inc. ...............................   United States        80,000      2,776,800
  Wal-Mart Stores Inc. ..............................   United States       115,000      5,117,500
                                                                                      ------------
                                                                                         7,894,300
                                                                                      ------------
  TECHNOLOGY SERVICES 4.2%
  International Business Machines Corp. .............   United States        20,000      1,548,200
  Microsoft Corp. ...................................   United States       140,000      3,364,200
  Paychex Inc. ......................................   United States        55,000      1,879,900
a Yahoo! Inc. .......................................   United States        70,000      1,899,800
                                                                                      ------------
                                                                                         8,692,100
                                                                                      ------------
  TRANSPORTATION 1.8%
  FedEx Corp. .......................................   United States        35,000      3,664,850
                                                                                      ------------


10 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                  COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UTILITIES 2.1%
  Entergy Corp. .....................................   United States         55,000   $  4,240,500
                                                                                       ------------
  TOTAL COMMON STOCKS (COST $179,231,157) ...........                                   204,517,198
                                                                                       ------------
  SHORT TERM INVESTMENT (COST $4,903,077) 2.4%
  MONEY MARKET FUND 2.4%
b Franklin Institutional Fiduciary Trust Money Market
   Portfolio, 5.00% .................................   United States      4,903,077      4,903,077
                                                                                       ------------
  TOTAL INVESTMENTS (COST $184,134,234) 101.3% ......                                   209,420,275
  OTHER ASSETS, LESS LIABILITIES (1.3)% .............                                    (2,611,785)
                                                                                       ------------
  NET ASSETS 100.0% .................................                                  $206,808,490
                                                                                       ------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.0%
    COMMON STOCKS 92.0%
    COMMERCIAL SERVICES 3.3%
    Corporate Executive Board Co. ......................................       300,000   $ 28,200,000
    Moody's Corp. ......................................................       400,000     21,952,000
    Robert Half International Inc. .....................................       629,300     20,364,148
    SEI Investments Co. ................................................       400,000     19,544,000
                                                                                         ------------
                                                                                           90,060,148
                                                                                         ------------
    COMMUNICATIONS 4.2%
    America Movil SA de CV, L, ADR (Mexico) ............................     1,100,000     39,358,000
  a American Tower Corp., A ............................................     1,200,000     40,560,000
  a NII Holdings Inc. ..................................................       700,000     36,946,000
                                                                                         ------------
                                                                                          116,864,000
                                                                                         ------------
    CONSUMER DURABLES 0.8%
    Harman International Industries Inc. ...............................       275,000     22,055,000
                                                                                         ------------
    CONSUMER NON-DURABLES 2.5%
    PepsiCo Inc. .......................................................       650,000     41,197,000
    The Procter & Gamble Co. ...........................................       500,000     28,100,000
                                                                                         ------------
                                                                                           69,297,000
                                                                                         ------------
    CONSUMER SERVICES 2.9%
    Carnival Corp. .....................................................       300,000     11,688,000
  a Starbucks Corp. ....................................................     1,100,000     37,686,000
    The Walt Disney Co. ................................................     1,000,000     29,690,000
                                                                                         ------------
                                                                                           79,064,000
                                                                                         ------------
    DISTRIBUTION SERVICES 1.5%
a,b Beacon Roofing Supply Inc. .........................................       975,000     17,832,750
  a WESCO International Inc. ...........................................       400,000     23,300,000
                                                                                         ------------
                                                                                           41,132,750
                                                                                         ------------
    ELECTRONIC TECHNOLOGY 17.3%
  a Apple Computer Inc. ................................................       650,000     44,174,000
  a Broadcom Corp., A ..................................................       700,000     16,793,000
  a Cisco Systems Inc. .................................................     1,700,000     30,345,000
a,b FLIR Systems Inc. ..................................................       850,000     20,408,500
    Harris Corp. .......................................................     1,300,000     59,215,000
  a Lam Research Corp. .................................................       400,000     16,636,000
  a Marvell Technology Group Ltd. (Bermuda) ............................     2,000,000     37,100,000
    Microchip Technology Inc. ..........................................     1,400,000     45,164,000
  a Microsemi Corp. ....................................................       800,000     20,240,000
  a Network Appliance Inc. .............................................     1,000,000     29,690,000
    Precision Castparts Corp. ..........................................       550,000     32,807,500
    QUALCOMM Inc. ......................................................     1,000,000     35,260,000
    Rockwell Automation Inc. ...........................................       500,000     30,990,000
    Rockwell Collins Inc. ..............................................       550,000     29,353,500
a,b SiRF Technology Holdings Inc. ......................................       750,000     14,325,000
  a SunPower Corp., A ..................................................       500,000     15,965,000
                                                                                         ------------
                                                                                          478,466,500
                                                                                         ------------


12 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ENERGY MINERALS 3.4%
    Exxon Mobil Corp. ..................................................       300,000   $ 20,322,000
  a Newfield Exploration Co. ...........................................       350,000     16,233,000
    Peabody Energy Corp. ...............................................       550,000     27,445,000
  a Southwestern Energy Co. ............................................       900,000     30,960,000
                                                                                         ------------
                                                                                           94,960,000
                                                                                         ------------
    FINANCE 11.2%
    Capital One Financial Corp. ........................................       250,000     19,337,500
    CapitalSource Inc. .................................................     1,328,925     31,349,341
    Chicago Mercantile Exchange Holdings Inc. ..........................        85,000     39,202,000
    Countrywide Financial Corp. ........................................       399,998     14,331,928
  a E*TRADE Financial Corp. ............................................     1,500,000     34,965,000
    Golden West Financial Corp. ........................................       325,000     23,939,500
    The Goldman Sachs Group Inc. .......................................       150,000     22,912,500
    National Financial Partners Corp. ..................................       300,000     13,512,000
    Nuveen Investments Inc., A .........................................       900,000     42,741,000
    T. Rowe Price Group Inc. ...........................................       750,000     30,982,500
    Wells Fargo & Co. ..................................................       500,000     36,170,000
                                                                                         ------------
                                                                                          309,443,269
                                                                                         ------------
    HEALTH SERVICES 7.8%
  a Allscripts Healthcare Solutions Inc. ...............................     1,000,000     19,060,000
  a Express Scripts Inc. ...............................................       275,000     21,183,250
    Pharmaceutical Product Development Inc. ............................     1,150,000     44,252,000
    Quest Diagnostics Inc. .............................................       650,000     39,078,000
a,b Stericycle Inc. ....................................................       500,000     33,590,000
  a VCA Antech Inc. ....................................................     1,700,000     59,449,000
                                                                                         ------------
                                                                                          216,612,250
                                                                                         ------------
    HEALTH TECHNOLOGY 12.7%
  a Amgen Inc. .........................................................       250,000     17,435,000
  a Celgene Corp. ......................................................     1,100,000     52,679,000
  a Endo Pharmaceuticals Holdings Inc. .................................       650,000     20,195,500
  a Genentech Inc. .....................................................       300,000     24,246,000
  a Genzyme Corp. ......................................................       600,000     40,968,000
  a Gilead Sciences Inc. ...............................................       500,000     30,740,000
  a Invitrogen Corp. ...................................................       300,000     18,537,000
    Johnson & Johnson ..................................................       600,000     37,530,000
  a Nuvelo Inc. ........................................................       667,300     11,344,100
  a ResMed Inc. ........................................................       500,000     23,205,000
    Schering-Plough Corp. ..............................................     2,000,000     40,880,000
  a Varian Medical Systems Inc. ........................................       700,000     31,724,000
                                                                                         ------------
                                                                                          349,483,600
                                                                                         ------------
    INDUSTRIAL SERVICES 4.1%
    Halliburton Co. ....................................................       800,000     26,688,000
a,b Helix Energy Solutions Group Inc. ..................................     1,000,000     38,990,000
  a Jacobs Engineering Group Inc. ......................................       200,000     16,598,000
    Smith International Inc. ...........................................       700,000     31,199,000
                                                                                         ------------
                                                                                          113,475,000
                                                                                         ------------


                                        Quarterly Statements of Investments | 13

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                              SHARES         VALUE
-------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    PROCESS INDUSTRIES 2.8%
    Ecolab Inc. ........................................................         850,000  $  36,609,500
a,b Headwaters Inc. ....................................................         500,000     11,570,000
    Praxair Inc. .......................................................         550,000     30,162,000
                                                                                          -------------
                                                                                             78,341,500
                                                                                          -------------
    PRODUCER MANUFACTURING 2.2%
    General Electric Co. ...............................................         950,000     31,055,500
  a Goodman Global Inc. ................................................         800,000      9,840,000
    Oshkosh Truck Corp. ................................................         450,000     19,296,000
                                                                                          -------------
                                                                                             60,191,500
                                                                                          -------------
    REAL ESTATE INVESTMENT TRUST 0.9%
    Alexandria Real Estate Equities Inc. ...............................         250,000     23,605,000
                                                                                          -------------
    RETAIL TRADE 2.9%
    CVS Corp. ..........................................................       1,100,000     35,992,000
    The Home Depot Inc. ................................................         525,000     18,222,750
    Target Corp. .......................................................         550,000     25,256,000
                                                                                          -------------
                                                                                             79,470,750
                                                                                          -------------
    TECHNOLOGY SERVICES 8.3%
    Adobe Systems Inc. .................................................         900,000     25,659,000
  a Akamai Technologies Inc. ...........................................         550,000     21,796,500
  a Cognizant Technology Solutions Corp., A ............................         800,000     52,392,000
  a Google Inc., A .....................................................          85,000     32,861,000
    Microsoft Corp. ....................................................         700,000     16,821,000
  a Oracle Corp. .......................................................       1,400,000     20,958,000
    Paychex Inc. .......................................................         650,000     22,217,000
  a Salesforce.com Inc. ................................................         500,000     12,850,000
a,b Yahoo! Inc. ........................................................         900,000     24,426,000
                                                                                          -------------
                                                                                            229,980,500
                                                                                          -------------
    TRANSPORTATION 2.8%
    C.H. Robinson Worldwide Inc. .......................................         800,000     36,624,000
    Expeditors International of Washington Inc. ........................         900,000     40,923,000
                                                                                          -------------
                                                                                             77,547,000
                                                                                          -------------
    UTILITIES 0.4%
    American States Water Co. ..........................................         300,000     11,355,000
                                                                                          -------------
    TOTAL COMMON STOCKS (COST $2,049,364,045) ..........................                  2,541,404,767
                                                                                          -------------
    CONVERTIBLE PREFERRED STOCKS 1.0%
    ELECTRONIC TECHNOLOGY 0.0% d
a,c Anda Networks, cvt. pfd., D ........................................         145,772         65,131
                                                                                          -------------
    HEALTH TECHNOLOGY 1.0%
a,c Fibrogen Inc., cvt. pfd., E ........................................       2,227,171     15,256,121
  c Masimo Corp., cvt. pfd., F .........................................         772,727     12,749,995
                                                                                          -------------
                                                                                             28,006,116
                                                                                          -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,499,995) ..............                     28,071,247
                                                                                          -------------


 14 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH FUND                                                         SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  TOTAL LONG TERM INVESTMENTS (COST $2,069,864,040) .............................                    $ 2,569,476,014
                                                                                                     ---------------
  SHORT TERM INVESTMENTS 7.9%
  MONEY MARKET FUND (COST $193,368,287) 7.0%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ..........      193,368,287       193,368,287
                                                                                                     ---------------

                                                                                    --------------
                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                    --------------
f INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.9%
g REPURCHASE AGREEMENTS 0.9%
  Banc of America Securities LLC, 5.29%, 8/01/06 (Maturity Value $5,334,784)
    Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 3/01/36   $    5,334,000         5,334,000
  Barclays Capital Inc., 5.29%, 8/01/06 (Maturity Value $5,000,735)
    Collateralized by U.S. Government Agency Securities, 3.50% - 10.00%,
    1/01/07 - 9/01/45 ...........................................................        5,000,000         5,000,000
  Citigroup Global Markets Inc., 5.27%, 8/01/06 (Maturity Value $3,283,481)
    Collateralized by U.S. Government Agency Securities, 3.56% - 6.63%,
    1/30/07 - 3/29/19;
      h U.S. Government Agency Discount Notes, 7/15/08 - 10/15/29 ...............        3,283,000         3,283,000
  Goldman, Sachs & Co., 5.27%, 8/01/06 (Maturity Value $3,000,439)
     Collateralized by U.S. Government Agency Securities, 4.50% - 7.50%,
    1/01/25 - 9/01/35 ...........................................................        3,000,000         3,000,000
  J. P. Morgan Securities Inc., 5.29%, 8/01/06 (Maturity Value $3,711,545)
     Collateralized by U.S. Government Agency Securities, 4.50% - 7.50%,
    1/01/19 - 9/01/35 ...........................................................        3,711,000         3,711,000
  Merrill Lynch Government Securities Inc., 5.27%, 8/01/06 (Maturity Value
    $3,529,517) Collateralized by U.S. Government Agency Securities,
    2.50% - 6.77%, 9/22/06 - 11/25/25; h U.S. Government Agency Discount
    Notes, 12/15/06 - 5/15/30 ...................................................        3,529,000         3,529,000
                                                                                                     ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
   LOANED SECURITIES (COST $23,857,000) .........................................                         23,857,000
                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $217,225,287) ..............................                        217,225,287
                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $2,287,089,327) 100.9% ................................                      2,786,701,301
  OTHER ASSETS, LESS LIABILITIES (0.9)% .........................................                        (26,193,779)
                                                                                                     ---------------
  NET ASSETS 100.0% .............................................................                    $ 2,760,507,522
                                                                                                     ---------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b     A portion or all of the security is on loan as of July 31, 2006.

c     See Note 3 regarding restricted securities.

d     Rounds to less than 0.1% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f     Investment from cash collateral received for loaned securities.

g At July 31, 2006, all repurchase agreements had been entered into on that date. hThe security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                    COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.5%
    COMMON STOCKS 98.1%
    ADVERTISING/MARKETING SERVICES 3.5%
  a Focus Media Holding Ltd., ADR ...................       China            29,600   $  1,853,256
    Omnicom Group Inc. ..............................   United States         8,100        716,931
                                                                                      ------------
                                                                                         2,570,187
                                                                                      ------------
    BROADCASTING 8.1%
a,b Canadian Satellite Radio Holdings Inc., 144A ....       Canada           48,000        388,226
  a Entravision Communications Corp. ................   United States        44,700        347,766
    Grupo Televisa SA, ADR ..........................       Mexico          132,800      2,459,456
  a Univision Communications Inc., A ................   United States        21,200        708,080
  a XM Satellite Radio Holdings Inc., A .............   United States       172,500      2,001,000
                                                                                      ------------
                                                                                         5,904,528
                                                                                      ------------
    CABLE/SATELLITE TV 1.0%
    Naspers Ltd., N .................................    South Africa        43,000        754,435
                                                                                      ------------
    COMMERCIAL PRINTING/FORMS 1.3%
  a Cenveo Inc. .....................................   United States        49,100        939,283
                                                                                      ------------
    COMPUTER COMMUNICATIONS 2.0%
  a Cisco Systems Inc. ..............................   United States        84,000      1,499,400
                                                                                      ------------
    COMPUTER PROCESSING HARDWARE 3.0%
  a Apple Computer Inc. .............................   United States        31,900      2,167,924
                                                                                      ------------
    DATA PROCESSING SERVICES 2.9%
  a NeuStar Inc., A .................................   United States        70,000      2,160,200
                                                                                      ------------
    ELECTRONICS/APPLIANCES 0.5%
    Harman International Industries Inc. ............   United States         4,700        376,940
                                                                                      ------------
    INFORMATION TECHNOLOGY SERVICES 0.7%
  a Level 3 Communications Inc. .....................   United States       132,200        516,902
                                                                                      ------------
    INTERNET SOFTWARE/SERVICES 8.3%
  a Akamai Technologies Inc. ........................   United States        49,700      1,969,611
  a Equinix Inc. ....................................   United States         7,300        382,374
  a Google Inc., A ..................................   United States         2,700      1,043,820
  a LivePerson Inc. .................................   United States        39,000        159,900
  a Opera Software ASA ..............................       Norway           72,400        256,400
  a Yahoo! Inc. .....................................   United States        83,200      2,258,048
                                                                                      ------------
                                                                                         6,070,153
                                                                                      ------------
    MAJOR TELECOMMUNICATIONS 13.3%
    Alltel Corp. ....................................   United States        12,800        706,176
    AT&T Inc. .......................................   United States        19,400        581,806
    BellSouth Corp. .................................   United States        18,600        728,562
  a Bharti Airtel Ltd. ..............................       India           309,905      2,551,551
  a Embarq Corp. ....................................   United States           510         23,078
  a Hutchison Telecommunications International Ltd. .     Hong Kong         234,000        406,535
    PT Telekomunikasi Indonesia, B ..................     Indonesia         754,900        618,362
    Sprint Nextel Corp. .............................   United States        80,516      1,594,217
    Telus Corp. .....................................       Canada           59,800      2,512,198
                                                                                      ------------
                                                                                         9,722,485
                                                                                      ------------


16 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                    COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEDIA CONGLOMERATES 2.7%

    Viacom Inc., B ..................................   United States        14,400   $    501,840
    The Walt Disney Co. .............................   United States        49,930      1,482,422
                                                                                      ------------
                                                                                         1,984,262
                                                                                      ------------
    MOVIES/ENTERTAINMENT 0.9%
  a Lions Gate Entertainment Corp. ..................   United States        62,200        577,838
  a Outdoor Channel Holdings Inc. ...................   United States        10,000        104,900
                                                                                      ------------
                                                                                           682,738
                                                                                      ------------
    PACKAGED SOFTWARE 0.4%
  a Nuance Communications Inc. ......................   United States        33,300        308,358
                                                                                      ------------
    RECREATIONAL PRODUCTS 3.1%
  a Activision Inc. .................................   United States        28,900        345,355
  a Scientific Games Corp., A .......................   United States        56,200      1,909,114
                                                                                      ------------
                                                                                         2,254,469
                                                                                      ------------
    SEMICONDUCTORS 2.5%
  a Micron Technology Inc. ..........................   United States        23,800        371,042
  a NVIDIA Corp. ....................................   United States        17,500        387,275
  a RF Micro Devices Inc. ...........................   United States        60,500        372,680
  a Silicon Laboratories Inc. .......................   United States        19,500        719,940
                                                                                      ------------
                                                                                         1,850,937
                                                                                      ------------
    SPECIALTY TELECOMMUNICATIONS 11.9%
  a American Tower Corp., A .........................   United States       135,635      4,584,463
  a Crown Castle International Corp. ................   United States        99,438      3,503,201
  a Time Warner Telecom Inc., A .....................   United States        37,900        634,828
                                                                                      ------------
                                                                                         8,722,492
                                                                                      ------------
    TELECOMMUNICATIONS EQUIPMENT 7.9%
  a Comverse Technology Inc. ........................   United States        29,800        577,524
  a Corning Inc. ....................................   United States        32,900        627,403
    Harris Corp. ....................................   United States        18,800        856,340
    Nokia Corp., ADR ................................      Finland          134,800      2,675,780
    QUALCOMM Inc. ...................................   United States        30,600      1,078,956
                                                                                      ------------
                                                                                         5,816,003
                                                                                      ------------
    WIRELESS COMMUNICATIONS 24.1%
    America Movil SA de CV, L, ADR ..................       Mexico          135,500      4,848,190
  a Dobson Communications Corp. .....................   United States       156,300      1,048,773
a,c Europolitan Vodafone AB .........................       Sweden          134,100        913,236
  a Leap Wireless International Inc. ................   United States        30,200      1,349,940
  a Motient Corp. ...................................   United States        27,800        334,434
  a NII Holdings Inc. ...............................   United States        67,500      3,562,650
    Rogers Communications Inc., B ...................       Canada           79,200      3,384,884
  a SBA Communications Corp. ........................   United States        94,000      2,244,720
                                                                                      ------------
                                                                                        17,686,827
                                                                                      ------------
  TOTAL COMMON STOCKS (COST $56,357,949) ............                                   71,988,523
                                                                                      ------------

                                        Quarterly Statements of Investments | 17

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                              COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS (COST $289,500) 0.4%
    TELECOMMUNICATIONS EQUIPMENT 0.4%
a,c Dilithium Networks, Inc., depository receipt, D, pfd., 144A   United States       124,249   $    289,500
                                                                                                ------------
    TOTAL LONG TERM INVESTMENTS (COST $56,647,449) ............                                   72,278,023
    SHORT TERM INVESTMENTS (COST $412,179) 0.6%
    MONEY MARKET FUND 0.6%
  d Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 5.00% .........................................   United States       412,179        412,179
                                                                                                ------------
    TOTAL INVESTMENTS (COST $57,059,628) 99.1% ................                                   72,690,202
    OTHER ASSETS, LESS LIABILITIES 0.9% .......................                                      659,229
                                                                                                ------------
    NET ASSETS 100.0% .........................................                                 $ 73,349,431
                                                                                                ------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the value of this security was $388,226, representing 0.53% of net assets.

c     See Note 3 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL HEALTH CARE FUND                                   COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.1%
  COMMON STOCKS 94.5%
  BIOTECHNOLOGY 15.4%
a Adolor Corp. ................................................   United States        29,500   $    705,935
a Amgen Inc. ..................................................   United States        44,900      3,131,326
a Angiotech Pharmaceuticals Inc. ..............................   United States        50,900        610,800
a Biogen Idec Inc. ............................................   United States        23,800      1,002,456
a Celgene Corp. ...............................................   United States        46,000      2,202,940
a Cephalon Inc. ...............................................   United States        16,200      1,064,988
a Charles River Laboratories International Inc. ...............   United States        15,800        560,900
a Genzyme Corp. ...............................................   United States        23,900      1,631,892
a Indevus Pharmaceuticals Inc. ................................   United States       280,600      1,470,344
a Invitrogen Corp. ............................................   United States        30,200      1,866,058
a Keryx Biopharmaceuticals Inc. ...............................   United States       108,800      1,251,200
a The Medicines Co. ...........................................   United States        48,500      1,016,075
a MGI Pharma Inc. .............................................   United States        36,000        525,960
a Myriad Genetics Inc. ........................................   United States        55,700      1,371,334
a PDL BioPharma Inc. ..........................................   United States        38,600        695,186
a Telik Inc. ..................................................   United States        53,400        905,664
a Trimeris Inc. ...............................................   United States        65,900        626,050
a Vanda Pharmaceuticals Inc. ..................................   United States        36,500        330,690
a ViroPharma Inc. .............................................   United States        71,500        556,270
                                                                                                ------------
                                                                                                  21,526,068
                                                                                                ------------
  ELECTRICAL PRODUCTS 0.7%
a Greatbatch Inc. .............................................   United States        36,900        904,419
                                                                                                ------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 1.2%
a Thermo Electron Corp. .......................................   United States        45,100      1,669,151
                                                                                                ------------
  GENERIC PHARMACEUTICALS 0.2%
a Impax Laboratories Inc. .....................................   United States        68,600        332,710
                                                                                                ------------
  HOSPITAL/NURSING MANAGEMENT 5.2%
  Brookdale Senior Living Inc. ................................   United States        21,100        981,150
a Community Health Systems Inc. ...............................   United States        82,900      3,005,954
a Genesis HealthCare Corp. ....................................   United States        17,150        832,975
a LifePoint Hospitals Inc. ....................................   United States        56,700      1,910,223
a United Surgical Partners International Inc. .................   United States        21,000        518,700
                                                                                                ------------
                                                                                                   7,249,002
                                                                                                ------------
  MAJOR PHARMACEUTICALS 30.2%
  Abbott Laboratories .........................................   United States        35,600      1,700,612
  Eli Lilly and Co. ...........................................   United States        56,100      3,184,797
  Johnson & Johnson ...........................................   United States        99,700      6,236,235
a Labopharm Inc. ..............................................       Canada           83,700        514,940
  Merck KGaA ..................................................      Germany           44,400      4,054,599
  Novartis AG .................................................    Switzerland         91,800      5,213,324
  Pfizer Inc. .................................................   United States       115,660      3,006,004
  Roche Holding AG ............................................    Switzerland         50,900      9,056,425
  Schering-Plough Corp. .......................................   United States       210,700      4,306,708
  Wyeth .......................................................   United States       100,900      4,890,623
                                                                                                ------------
                                                                                                  42,164,267
                                                                                                ------------


                                        Quarterly Statements of Investments | 19

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL HEALTH CARE FUND                                 COUNTRY         SHARES        VALUE
------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MANAGED HEALTH CARE 7.4%
  a Molina Healthcare Inc. ....................................   United States        15,300   $    507,042
  a Sierra Health Services Inc. ...............................   United States        47,800      2,064,004
    UnitedHealth Group Inc. ...................................   United States        33,330      1,594,174
  a WellPoint Inc. ............................................   United States        82,300      6,131,350
                                                                                                ------------
                                                                                                  10,296,570
                                                                                                ------------
    MEDICAL DISTRIBUTORS 1.9%
    Cardinal Health Inc. ......................................   United States        23,800      1,594,600
  a MWI Veterinary Supply Inc. ................................   United States        26,900      1,007,943
                                                                                                ------------
                                                                                                   2,602,543
                                                                                                ------------
    MEDICAL SPECIALTIES 14.0%
  a Adams Respiratory Therapeutics Inc. .......................   United States        23,300      1,041,976
    Baxter International Inc. .................................   United States        35,200      1,478,400
    Beckman Coulter Inc. ......................................   United States        24,500      1,402,625
  a Cynosure Inc., A ..........................................   United States        42,900        551,265
  a Cytyc Corp. ...............................................   United States        34,700        853,620
    DENTSPLY International Inc. ...............................   United States        81,800      2,560,340
  a Digene Corp. ..............................................   United States        44,100      1,861,461
  a Fisher Scientific International Inc. ......................   United States        34,884      2,585,253
    Hillenbrand Industries Inc. ...............................   United States        21,400      1,062,724
  a IntraLase Corp. ...........................................   United States        27,400        475,116
  a Kinetic Concepts Inc. .....................................   United States         7,400        329,744
    Mentor Corp. ..............................................   United States        16,900        751,374
  a Molecular Devices Corp. ...................................   United States        45,600      1,052,904
  a Northstar Neuroscience Inc. ...............................   United States        46,200        614,460
  a Visicu Inc. ...............................................   United States        38,400        499,968
  a Waters Corp. ..............................................   United States        27,300      1,110,564
  a Zimmer Holdings Inc. ......................................   United States        20,900      1,321,716
                                                                                                ------------
                                                                                                  19,553,510
                                                                                                ------------
    MEDICAL/NURSING SERVICES 4.0%
  a Amedisys Inc. .............................................   United States        17,800        679,782
  a DaVita Inc. ...............................................   United States        41,900      2,095,838
a,b Diagnosticos da America, ADR, 144A ........................       Brazil           21,400      1,118,408
  a Kindred Healthcare Inc. ...................................   United States        37,900      1,001,697
  a Nighthawk Radiology Holdings Inc. .........................   United States        35,100        697,788
                                                                                                ------------
                                                                                                   5,593,513
                                                                                                ------------
    OTHER PHARMACEUTICALS 4.5%
    Allergan Inc. .............................................   United States         9,990      1,077,422
  a Coley Pharmaceutical Group Inc. ...........................   United States        51,500        560,320
  a Connetics Corp. ...........................................   United States        44,600        427,268
  a Endo Pharmaceuticals Holdings Inc. ........................   United States        23,800        739,466
  a POZEN Inc. ................................................   United States        71,100        536,805
    Shire PLC, ADR ............................................   United Kingdom       58,900      2,857,239
                                                                                                ------------
                                                                                                   6,198,520
                                                                                                ------------


20 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL HEALTH CARE FUND                                           COUNTRY         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SERVICES TO THE HEALTH INDUSTRY 9.8%
a Allscripts Healthcare Solutions Inc. ................................   United States        40,800   $     777,648
a Emageon Inc. ........................................................   United States        44,900         677,990
a Express Scripts Inc. ................................................   United States        55,700       4,290,571
a Medco Health Solutions Inc. .........................................   United States        18,952       1,124,422
  Omnicare Inc. .......................................................   United States        56,000       2,534,560
  Pharmaceutical Product Development Inc. .............................   United States       102,300       3,936,504
a WebMD Health Corp., A ...............................................   United States         6,500         276,315
                                                                                                        -------------
                                                                                                           13,618,010
                                                                                                        -------------
  TOTAL COMMON STOCKS (COST $107,086,111) .............................                                   131,708,283
                                                                                                        -------------
  CONVERTIBLE PREFERRED STOCK (COST $1,500,004) 1.6%
  MEDICAL SPECIALTIES 1.6%
c Masimo Corp., cvt. pfd., F ..........................................   United States       136,364       2,250,006
                                                                                                        -------------
  TOTAL LONG TERM INVESTMENTS (COST $108,586,115) .....................                                   133,958,289
                                                                                                        -------------
  SHORT TERM INVESTMENTS (COST $5,638,757) 4.0%
  MONEY MARKET FUND 4.0%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00%    United States     5,638,757       5,638,757
                                                                                                        -------------
  TOTAL INVESTMENTS (COST $114,224,872) 100.1% ........................                                   139,597,046
  OTHER ASSETS, LESS LIABILITIES (0.1)% ...............................                                      (190,309)
                                                                                                        -------------
  NET ASSETS 100.0% ...................................................                                 $ 139,406,737
                                                                                                        -------------


See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the value of this security was $1,118,408, representing 0.80% of net assets.

c     See Note 3 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND        COUNTRY       SHARES/WARRANTS      VALUE
---------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    COMMON STOCKS AND WARRANTS 96.3%
    ELECTRONIC TECHNOLOGY 0.3%
  a SunPower Corp., A ...............   United States        40,000        $  1,277,200
                                                                           ------------
    ENERGY MINERALS 43.6%
a,b Addax Petroleum Corp., 144A .....       Canada           75,000           1,929,197
  a Alpha Natural Resources Inc. ....   United States       420,000           6,791,400
  a Bill Barrett Corp. ..............   United States       115,000           3,555,800
    BP PLC, ADR .....................   United Kingdom      230,000          16,679,600
    Chesapeake Energy Corp. .........   United States       137,000           4,507,300
    Chevron Corp. ...................   United States       195,003          12,827,297
    ConocoPhillips ..................   United States       268,070          18,400,325
  a Denbury Resources Inc. ..........   United States        80,000           2,773,600
    Devon Energy Corp. ..............   United States       100,000           6,464,000
a,b Energy Coal Resources, 144A .....   United States       199,375           2,741,406
    Exxon Mobil Corp. ...............   United States       280,000          18,967,200
  a Forest Oil Corp. ................   United States       190,000           6,366,900
    Foundation Coal Holdings Inc. ...   United States       131,000           4,996,340
  a Geomet Inc. .....................   United States       250,000           2,750,000
    Kerr-McGee Corp. ................   United States            22               1,545
    Marathon Oil Corp. ..............   United States       110,000           9,970,400
  a Mariner Energy Inc. .............   United States       219,223           3,948,206
    Murphy Oil Corp. ................   United States        95,000           4,888,700
  a Newfield Exploration Co. ........   United States       407,000          18,876,660
    Noble Energy Inc. ...............   United States       185,000           9,362,850
  b NovaTek OAO, GDR, 144A ..........       Russia           10,000             469,000
    Occidental Petroleum Corp. ......   United States       137,000          14,761,750
  a Parallel Petroleum Corp. ........   United States       140,000           3,494,400
    Peabody Energy Corp. ............   United States       205,000          10,229,500
    Petroleo Brasileiro SA, ADR .....       Brazil           43,000           3,950,840
  a Southwestern Energy Co. .........   United States       260,000           8,944,000
    Talisman Energy Inc. ............       Canada          280,000           4,760,000
    Total SA, B, ADR ................       France          151,000          10,302,730
    Venture Production PLC ..........   United Kingdom      100,000           1,443,107
    XTO Energy Inc. .................   United States        83,000           3,900,170
                                                                           ------------
                                                                            219,054,223
                                                                           ------------
    INDUSTRIAL SERVICES 28.3%
    Baker Hughes Inc. ...............   United States        62,000           4,956,900
  a Bronco Drilling Co. Inc. ........   United States       140,000           2,879,800
  a Complete Production Services Inc.   United States       119,000           2,451,400
  a Dresser-Rand Group Inc. .........   United States       110,000           2,504,700
  a Dril-Quip Inc. ..................   United States        45,000           3,802,050
    ENSCO International Inc. ........   United States        76,000           3,512,720
  a Flotek Industries Inc. ..........   United States       235,000           4,641,250
  a FMC Technologies Inc. ...........   United States       147,000           9,263,940
  a Global Industries Ltd. ..........   United States       210,000           3,502,800
    GlobalSantaFe Corp. .............   Cayman Islands       67,000           3,680,310
  a Grant Prideco Inc. ..............   United States        85,000           3,868,350
    Halliburton Co. .................   United States       365,000          12,176,400
  a Helix Energy Solutions Group Inc.   United States       435,000          16,960,650


22 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
  a Hornbeck Offshore Services Inc. .........   United States        118,000       $  4,100,500
  a Nabors Industries Ltd. ..................      Bermuda           156,000          5,509,920
  a National-Oilwell Varco Inc. .............   United States        204,000         13,676,160
    Noble Corp. .............................   United States         51,000          3,659,250
  a Oil States International Inc. ...........   United States        100,000          3,216,000
  a PHI Inc. ................................   United States         70,000          2,209,200
  a Pioneer Drilling Co. ....................   United States        160,000          2,443,200
    Rowan Cos. Inc. .........................   United States        202,000          6,841,740
    Smith International Inc. ................   United States        154,000          6,863,780
  a Superior Energy Services Inc. ...........   United States        220,000          7,535,000
    Technip SA, ADR .........................       France            66,000          3,565,980
  a Transocean Inc. .........................   United States         50,000          3,861,500
  a Warrior Energy Services Corp. ...........   United States         40,500            876,420
  a Weatherford International Ltd. ..........      Bermuda            73,000          3,419,320
                                                                                   ------------
                                                                                    141,979,240
                                                                                   ------------
    NON-ENERGY MINERALS 12.4%
  a African Copper PLC ......................   United Kingdom     1,708,600          2,265,447
    Alcoa Inc. ..............................   United States        275,000          8,236,250
    AngloGold Ashanti Ltd., ADR .............    South Africa         75,000          3,644,250
    Barrick Gold Corp. ......................       Canada           329,006         10,133,385
  a Centerra Gold Inc. ......................       Canada           126,000          1,085,919
a,b Centerra Gold Inc., 144A ................       Canada           133,200          1,147,971
    Freeport-McMoRan Copper & Gold Inc., B ..   United States         50,000          2,728,000
  a Gammon Lake Resources Inc. ..............       Canada           160,000          2,223,283
  a Jinshan Gold Mines Inc. .................       Canada           150,000            153,805
a,b Jinshan Gold Mines Inc.,144A ............       Canada           870,000            892,071
a,c Jinshan Gold Mines Inc., wts., 6/06/07 ..       Canada           435,000            176,876
    Meridian Gold Inc. ......................   United States         71,000          1,918,420
    Newcrest Mining Ltd. ....................     Australia          150,000          2,202,777
  a Rio Narcea Gold Mines Ltd. ..............       Canada           800,000          1,506,232
    Southern Copper Corp. ...................   United States         30,000          2,895,000
a,b SXR Uranium One Inc., 144A ..............       Canada           600,000          4,614,161
    United States Steel Corp. ...............   United States         35,000          2,207,450
  a UrAsia Energy Ltd. ......................       Canada           400,000          1,057,191
a,b UrAsia Energy Ltd., 144A ................       Canada         1,700,000          4,493,061
    Xstrata PLC .............................    Switzerland          95,000          4,076,475
    Zinifex Ltd. ............................     Australia          575,000          4,649,477
                                                                                   ------------
                                                                                     62,307,501
                                                                                   ------------
    PROCESS INDUSTRIES 9.0%
  a Aventine Renewable Energy Holdings Inc. .   United States         56,300          1,666,480
    Bunge Ltd. ..............................   United States        141,000          7,695,780
    Cabot Corp. .............................   United States         83,000          2,761,410
    The Dow Chemical Co. ....................   United States        120,000          4,149,600
  a Headwaters Inc. .........................   United States        185,000          4,280,900
    Minerals Technologies Inc. ..............   United States         40,000          2,024,800
a,d Solutia Inc. ............................   United States        137,000             54,800


                                        Quarterly Statements of Investments | 23

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------
  FRANKLIN NATURAL RESOURCES FUND                           COUNTRY       SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND WARRANTS (CONTINUED)
  PROCESS INDUSTRIES (CONTINUED)
  Sunoco Inc. ........................................   United States         101,000      $   7,023,540
  Valero Energy Corp. ................................   United States         168,000         11,328,240
  Western Refining Inc. ..............................   United States         196,000          4,506,040
                                                                                            -------------
                                                                                               45,491,590
                                                                                            -------------
  PRODUCER MANUFACTURING 0.8%
  Dynamic Materials Corp. ............................   United States          40,000          1,230,400
a Terex Corp. ........................................   United States          65,000          2,914,600
                                                                                            -------------
                                                                                                4,145,000
                                                                                            -------------
  TRANSPORTATION 1.9%
  Aries Maritime Transport Ltd. ......................      Bermuda            366,200          4,482,288
  Arlington Tankers Ltd. .............................      Bermuda            111,000          2,474,190
  Double Hull Tankers Inc. ...........................   Jersey Islands        182,500          2,679,100
                                                                                            -------------
                                                                                                9,635,578
                                                                                            -------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $355,363,914)                                        483,890,332
                                                                                            -------------
  PREFERRED STOCKS 1.8%
  ENERGY MINERALS 0.3%
  Petroleo Brasileiro SA, ADR, pfd. ..................       Brazil             20,000          1,656,800
                                                                                            -------------
  NON-ENERGY MINERALS 1.5%
  Companhia Vale do Rio Doce, ADR, pfd., A ...........       Brazil            364,000          7,243,600
                                                                                            -------------
  TOTAL PREFERRED STOCKS (COST $6,541,369) ...........                                          8,900,400
                                                                                            -------------
  TOTAL LONG TERM INVESTMENTS (COST $361,905,283) ....                                        492,790,732
                                                                                            -------------
  SHORT TERM INVESTMENTS (COST $12,203,521) 2.4%
  MONEY MARKET FUND 2.4%
e Franklin Institutional Fiduciary Trust Money Market
   Portfolio, 5.00% ..................................   United States      12,203,521         12,203,521
                                                                                            -------------
  TOTAL INVESTMENTS (COST $374,108,804) 100.5% .......                                        504,994,253
  OTHER ASSETS, LESS LIABILITIES (0.5)% ..............                                         (2,453,344)
                                                                                            -------------
  NET ASSETS 100.0% ..................................                                      $ 502,540,909
                                                                                            -------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $16,286,867, representing 3.24% of net assets.

c     See Note 3 regarding restricted securities.

d     See Note 6 regarding other considerations.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                    SHARES         VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 99.1%
  COMMERCIAL SERVICES 2.2%
a aQuantive Inc. ............................          301,200   $     6,174,600
  CDI Corp. .................................          196,700         3,845,485
a LECG Corp. ................................          372,800         6,866,976
a ValueClick Inc. ...........................          500,500         7,212,205
                                                                 ---------------
                                                                      24,099,266
                                                                 ---------------
  CONSUMER DURABLES 1.3%
a Tenneco Inc. ..............................          334,600         7,772,758
a THQ Inc. ..................................          283,300         6,428,077
                                                                 ---------------
                                                                      14,200,835
                                                                 ---------------
  CONSUMER SERVICES 8.3%
a BJ's Restaurants Inc. .....................          304,800         5,830,824
  Four Seasons Hotels Inc. (Canada) .........          173,100         9,522,231
a Gaylord Entertainment Co., A ..............          207,700         7,938,294
a Global Cash Access Inc. ...................          365,800         5,479,684
  Jackson Hewitt Tax Service Inc. ...........          242,200         8,266,286
a Lincoln Educational Services ..............          152,300         2,747,492
  Orient-Express Hotels Ltd., A .............          501,200        18,268,740
a Panera Bread Co. ..........................          138,000         7,218,780
a Penn National Gaming Inc. .................          447,100        14,785,597
a Red Lion Hotels Corp. .....................          343,400         3,334,414
  Strayer Education Inc. ....................           79,800         8,646,330
                                                                 ---------------
                                                                      92,038,672
                                                                 ---------------
  DISTRIBUTION SERVICES 0.6%
a Beacon Roofing Supply Inc. ................          374,250         6,845,033
                                                                 ---------------
  ELECTRONIC TECHNOLOGY 23.5%
a Actel Corp. ...............................          168,500         2,284,860
a Argon ST Inc. .............................          561,400        13,917,106
a Arris Group Inc. ..........................        1,065,900        11,394,471
a Atheros Communications Inc. ...............          599,000         9,895,480
a Essex Corp. ...............................          297,553         4,570,414
a F5 Networks Inc. ..........................          124,600         5,773,964
a FLIR Systems Inc. .........................          583,000        13,997,830
a FormFactor Inc. ...........................          322,900        13,842,723
a Ixia ......................................        1,062,800         9,852,156
a K&F Industries Holdings Inc. ..............          204,900         3,282,498
a Microsemi Corp. ...........................          675,000        17,077,500
a Microtune Inc. ............................          925,300         5,375,993
  National Instruments Corp. ................          388,702        10,786,481
a NETGEAR Inc. ..............................          247,100         4,781,385
a Netlogic Microsystems Inc. ................          409,900        10,042,550
a Power Integrations Inc. ...................          709,800        11,285,820
a Rackable Systems Inc. .....................          129,900         2,769,468
a Redback Networks Inc. .....................          291,900         4,512,774
a Silicon Laboratories Inc. .................          354,600        13,091,832
a SiRF Technology Holdings Inc. .............          281,400         5,374,740
  Tektronix Inc. ............................          433,300        11,816,091
a Trident Microsystems Inc. .................          325,700         5,608,554


                                        Quarterly Statements of Investments | 25

Franklin Strategic Series

-----------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                    SHARES            VALUE
-----------------------------------------------------------------------------------

  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Trimble Navigation Ltd. ......................          366,750   $    17,615,002
a Varian Inc. ..................................          238,000        10,705,240
a Varian Semiconductor Equipment Associates Inc.          720,750        22,847,775
a ViaSat Inc. ..................................          572,600        14,143,220
a Xyratex Ltd. (Bermuda) .......................          201,100         4,673,564
                                                                    ---------------
                                                                        261,319,491
                                                                    ---------------
  ENERGY MINERALS 4.2%
a Alpha Natural Resources Inc. .................          278,300         4,500,111
a Bill Barrett Corp. ...........................          286,100         8,846,212
a Denbury Resources Inc. .......................          450,900        15,632,703
a Mariner Energy Inc. ..........................          430,600         7,755,106
  Western Refining Inc. ........................          443,100        10,186,869
                                                                    ---------------
                                                                         46,921,001
                                                                    ---------------
  FINANCE 9.3%
  Advance America Cash Advance Centers Inc. ....          310,900         4,141,188
  Aspen Insurance Holdings Ltd. ................           45,200         1,066,720
  CapitalSource Inc. ...........................          462,465        10,909,549
a Clayton Holdings Inc. ........................          448,900         5,858,145
  Doral Financial Corp. (Puerto Rico) ..........          362,200         1,854,464
  East West Bancorp Inc. .......................          141,900         5,725,665
  Financial Federal Corp. ......................          296,400         7,964,268
  First Republic Bank ..........................           84,300         3,585,279
  First State Bancorp ..........................          199,714         4,871,025
a Franklin Bank Corp ...........................          231,487         4,493,163
a GFI Group Inc. ...............................          176,600        10,129,776
  Hancock Holding Co. ..........................           70,229         3,623,816
  Max Re Capital Ltd. ..........................          250,900         5,645,250
  National Financial Partners Corp. ............          177,600         7,999,104
a Signature Bank ...............................          148,626         4,775,353
  UCBH Holdings Inc. ...........................          503,700         8,401,716
  UMB Financial Corp. ..........................           87,400         3,003,938
  Whitney Holding Corp. ........................          257,600         9,296,784
                                                                    ---------------
                                                                        103,345,203
                                                                    ---------------
  HEALTH SERVICES 5.5%
a Allscripts Healthcare Solutions Inc. .........          512,800         9,773,968
a PAREXEL International Corp. ..................          408,700        12,126,129
a Psychiatric Solutions Inc. ...................          328,600        10,347,614
a RehabCare Group Inc. .........................          325,800         6,098,976
a TriZetto Group Inc. ..........................          535,400         7,260,024
a United Surgical Partners International Inc. ..          245,350         6,060,145
a VCA Antech Inc. ..............................          281,300         9,837,061
                                                                    ---------------
                                                                         61,503,917
                                                                    ---------------
  HEALTH TECHNOLOGY 10.6%
a Adams Respiratory Therapeutics Inc. ..........          223,900        10,012,808
a American Medical Systems Holdings Inc. .......          482,200         8,800,150
a Angiotech Pharmaceuticals Inc. ...............          432,200         5,186,400
a Coley Pharmaceutical Group Inc. ..............          447,700         4,870,976


26 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                       SHARES          VALUE
-----------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
a Dexcom Inc. ..................................          442,600   $     5,262,514
a Digene Corp. .................................          255,600        10,788,876
a Impax Laboratories Inc. ......................          614,200         2,978,870
a Keryx Biopharmaceuticals Inc. ................          464,700         5,344,050
a The Medicines Co. ............................          518,800        10,868,860
a Molecular Devices Corp. ......................          318,900         7,363,401
a Myogen Inc. ..................................          260,400         8,035,944
a Myriad Genetics Inc. .........................          482,500        11,879,150
a Panacos Pharmaceuticals Inc. .................          299,500         1,437,600
a Penwest Pharmaceuticals Co. ..................          374,700         7,793,760
a Telik Inc. ...................................          505,100         8,566,496
a Trimeris Inc. ................................          612,235         5,816,233
a Vanda Pharmaceuticals Inc. ...................          358,400         3,247,104
                                                                    ---------------
                                                                        118,253,192
                                                                    ---------------
  INDUSTRIAL SERVICES 5.2%
a FMC Technologies Inc. ........................          171,216        10,790,032
a Helix Energy Solutions Group Inc. ............          503,500        19,631,465
a Oil States International Inc. ................          178,600         5,743,776
a Seitel Inc. ..................................        1,600,100         6,384,399
a Superior Energy Services Inc. ................          436,700        14,956,975
                                                                    ---------------
                                                                         57,506,647
                                                                    ---------------
  MUTUAL FUNDS 0.8%
  Ares Capital Corp. ...........................          558,865         9,115,088
                                                                    ---------------
  PROCESS INDUSTRIES 2.7%
  Cabot Corp. ..................................          174,200         5,795,634
  FMC Corp. ....................................          158,400         9,771,696
a Headwaters Inc. ..............................          343,900         7,957,846
  Minerals Technologies Inc. ...................          137,300         6,950,126
                                                                    ---------------
                                                                         30,475,302
                                                                    ---------------
  PRODUCER MANUFACTURING 4.4%
a Drew Industries Inc. .........................          415,600         9,695,948
a Flowserve Corp. ..............................          169,000         8,754,200
  Freightcar America Inc. ......................           68,100         3,654,246
a Goodman Global Inc. ..........................          213,500         2,626,050
a Greatbatch Inc. ..............................          157,500         3,860,325
  Manitowoc Co. Inc. ...........................          280,400        11,008,504
a RTI International Metals Inc. ................          207,400         9,556,992
                                                                    ---------------
                                                                         49,156,265
                                                                    ---------------
  REAL ESTATE INVESTMENT TRUSTS 2.7%
  FelCor Lodging Trust Inc. ....................          489,400        10,766,800
  Innkeepers USA Trust .........................          577,100         9,735,677
  LaSalle Hotel Properties .....................          224,500         9,274,095
                                                                    ---------------
                                                                         29,776,572
                                                                    ---------------
  RETAIL TRADE 3.2%
  Christopher & Banks Corp. ....................          311,200         8,772,728
a Cost Plus Inc. ...............................          365,600         4,931,944
a Hot Topic Inc. ...............................          496,300         7,300,573


                                        Quarterly Statements of Investments | 27

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    RETAIL TRADE (CONTINUED)
  a J Crew Group Inc. .............................................................          209,700   $     5,590,602
  a Tractor Supply Co. ............................................................          192,700         8,814,098
                                                                                                       ---------------
                                                                                                            35,409,945
                                                                                                       ---------------
    TECHNOLOGY SERVICES 10.0%
  a Ariba Inc. ....................................................................          986,700         7,696,260
  a BearingPoint Inc. .............................................................        1,122,000         8,976,000
    Blackbaud Inc. ................................................................          175,500         3,660,930
  a Entrust Inc. ..................................................................        1,802,000         5,135,700
  a Euronet Worldwide Inc. ........................................................          198,300         5,038,803
  a FileNET Corp. .................................................................          176,100         5,603,502
  a Heartland Payment Systems Inc. ................................................          308,100         8,026,005
  a Marchex Inc., B ...............................................................          574,600         7,326,150
  a MICROS Systems Inc. ...........................................................          208,100         8,324,000
  a Nuance Communications Inc. ....................................................        1,178,000        10,908,280
  a Quest Software Inc. ...........................................................          884,100        12,085,647
  a RightNow Technologies Inc. ....................................................          625,700         7,589,741
  a Sapient Corp. .................................................................        2,805,000        13,464,000
  a Witness Systems Inc. ..........................................................          483,600         7,703,748
                                                                                                       ---------------
                                                                                                           111,538,766
                                                                                                       ---------------
    TRANSPORTATION 4.6%
  a American Commercial Lines Inc. ................................................          150,000         8,242,500
    Forward Air Corp. .............................................................          342,550        10,992,430
a,b JetBlue Airways Corp. .........................................................          764,300         8,170,367
    Knight Transportation Inc. ....................................................          837,950        14,379,222
  a Republic Airways Holdings Inc. ................................................          556,600         9,250,691
                                                                                                       ---------------
                                                                                                            51,035,210
                                                                                                       ---------------
    TOTAL COMMON STOCKS (COST $959,212,429) .......................................                      1,102,540,405
                                                                                                       ---------------
    SHORT TERM INVESTMENTS 1.4%
    MONEY MARKET FUND (COST $8,759,762) 0.8%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ..........        8,759,762         8,759,762
                                                                                                       ---------------


                                                                                      ----------------
                                                                                      PRINCIPAL AMOUNT
                                                                                      ----------------
  d INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.6%
  e REPURCHASE AGREEMENTS 0.6%
    Banc of America Securities LLC, 5.29%, 8/01/06 (Maturity Value $1,311,193)
      Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 3/01/36   $    1,311,000         1,311,000
    Barclays Capital Inc., 5.29%, 8/01/06 (Maturity Value $1,000,147)
      Collateralized by U.S. Government Agency Securities, 3.50% - 10.00%,
        11/01/07 - 9/01/45 ........................................................        1,000,000         1,000,000
    Goldman Sachs & Co., 5.27%, 8/01/06 (Maturity Value $853,125)
      Collateralized by U.S. Government Agency Securities, 4.00% - 7.50%,
        9/01/18 - 7/01/36 .........................................................          853,000           853,000
    J.P. Morgan Securities Inc., 5.29%, 8/01/06 (Maturity Value $1,000,147)
      Collateralized by U.S. Government Agency Securities,
        4.50% - 7.50%, 4/01/14 - 7/01/36 ..........................................        1,000,000         1,000,000
    Merrill Lynch Government Securities Inc., 5.27%, 8/01/06 (Maturity Value
      $1,121,164) Collateralized by U.S. Government Agency Securities,
        2.50% - 6.77%, 9/22/06 - 11/25/25; f U.S. Government Agency Discount
          Notes, 12/15/06 - 5/15/30 ...............................................        1,121,000         1,121,000


28 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
d INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES (CONTINUED)
e REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co. Inc., 5.29%, 8/01/06 (Maturity Value $1,515,223)
    Collateralized by U.S. Government Agency Securities, 1.88% - 7.00%,
       9/29/06 - 8/01/36; f U.S. Government Agency Discount Notes,

       10/15/19 - 1/15/30 .........................................................   $     1,515,000    $     1,515,000
                                                                                                         ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
   LOANED SECURITIES (COST $6,800,000) ............................................                            6,800,000
                                                                                                         ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $15,559,762) .................................                           15,559,762
                                                                                                         ---------------
  TOTAL INVESTMENTS (COST $974,772,191) 100.5% ....................................                        1,118,100,167
  OTHER ASSETS, LESS LIABILITIES (0.5)% ...........................................                           (5,732,072)
                                                                                                         ---------------
  NET ASSETS 100.0% ...............................................................                      $ 1,112,368,095
                                                                                                         ---------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b     A portion or all of the security is on loan as of July 31, 2006.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d     Investment from cash collateral received for loaned securities.

e At July 31, 2006, all repurchase agreements had been entered into on that date. fThe security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.8%
    COMMON STOCKS 98.8%
    COMMERCIAL SERVICES 2.7%
  a aQuantive Inc. ................................................................         1,397,900   $    28,656,950
  a Laureate Education Inc. .......................................................         1,528,600        69,780,590
    Robert Half International Inc. ................................................         2,036,800        65,910,848
    SEI Investments Co. ...........................................................           622,000        30,390,920
                                                                                                        ---------------
                                                                                                            194,739,308
                                                                                                        ---------------
    COMMUNICATIONS 3.3%
  a Crown Castle International Corp. ..............................................         1,804,400        63,569,012
  a NII Holdings Inc. .............................................................         2,239,340       118,192,365
  a SBA Communications Corp. ......................................................         2,185,200        52,182,576
                                                                                                        ---------------
                                                                                                            233,943,953
                                                                                                        ---------------
    CONSUMER DURABLES 3.6%
  a Activision Inc. ...............................................................         4,650,400        55,572,280
    Harman International Industries Inc. ..........................................         1,096,600        87,947,320
a,b NVR Inc. ......................................................................            80,800        39,996,000
  a Scientific Games Corp., A .....................................................         1,277,500        43,396,675
  a Tenneco Inc. ..................................................................         1,512,800        35,142,344
                                                                                                        ---------------
                                                                                                            262,054,619
                                                                                                        ---------------
    CONSUMER NON-DURABLES 1.0%
    Wolverine World Wide Inc. .....................................................         2,896,910        73,697,390
                                                                                                        ---------------
    CONSUMER SERVICES 3.2%
    Hilton Hotels Corp. ...........................................................         2,034,800        48,692,764
    Orient-Express Hotels Ltd., A .................................................         1,296,100        47,242,845
    Station Casinos Inc. ..........................................................         1,131,200        62,057,632
a,b XM Satellite Radio Holdings Inc., A ...........................................         6,543,700        75,906,920
                                                                                                        ---------------
                                                                                                            233,900,161
                                                                                                        ---------------
    DISTRIBUTION SERVICES 1.1%
  a WESCO International Inc. ......................................................         1,309,000        76,249,250
                                                                                                        ---------------
    ELECTRONIC TECHNOLOGY 23.3%
  a Altera Corp. ..................................................................         2,628,700        45,502,797
  a Argon ST Inc. .................................................................           158,250         3,923,018
a,b Coherent Inc. .................................................................           553,900        17,758,034
    Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ....................         2,741,000        94,646,730
  a F5 Networks Inc. ..............................................................         1,387,000        64,273,580
a,b FLIR Systems Inc. .............................................................         2,757,900        66,217,179
a,b FormFactor Inc. ...............................................................         1,877,100        80,471,277
    Garmin Ltd. (Cayman Islands) ..................................................           360,500        34,243,895
    Harris Corp. ..................................................................         3,287,800       149,759,290
  a Integrated Device Technology Inc. .............................................         5,342,100        82,642,287
    Intersil Corp., A .............................................................         4,368,700       102,708,137
    Jabil Circuit Inc. ............................................................         1,304,600        30,136,260
  a Lam Research Corp. ............................................................         1,963,900        81,678,601
a,b Logitech International SA, ADR (Switzerland) ..................................         2,078,400        42,253,664
    Microchip Technology Inc. .....................................................         3,397,000       109,587,220
a,b Microsemi Corp. ...............................................................         3,120,400        78,946,120
  a Network Appliance Inc. ........................................................         1,532,300        45,493,987
    Precision Castparts Corp. .....................................................         1,286,410        76,734,357


30 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
    Rockwell Collins Inc. .........................................................         2,443,600   $   130,414,932
  a Silicon Laboratories Inc. .....................................................         1,359,600        50,196,432
a,b SiRF Technology Holdings Inc. .................................................           722,500        13,799,750
  c Tektronix Inc. ................................................................         4,835,700       131,869,539
  a Trimble Navigation Ltd. .......................................................         2,394,380       115,002,071
  a Varian Inc. ...................................................................           607,230        27,313,205
                                                                                                        ---------------
                                                                                                          1,675,572,362
                                                                                                        ---------------
    ENERGY MINERALS 3.7%
  a Mariner Energy Inc. ...........................................................         1,360,830        24,508,548
    Murphy Oil Corp. ..............................................................           975,300        50,188,938
  a Newfield Exploration Co. ......................................................         2,262,300       104,925,474
  a Southwestern Energy Co. .......................................................         2,586,700        88,982,480
                                                                                                        ---------------
                                                                                                            268,605,440
                                                                                                        ---------------
    FINANCE 8.5%
a,b Affiliated Managers Group Inc. ................................................         1,153,300       105,584,615
    Boston Private Financial Holdings Inc. ........................................           418,800        10,524,444
  b Brown & Brown Inc. ............................................................           896,900        28,153,691
    Calamos Asset Management Inc., A ..............................................           649,500        17,542,995
    CapitalSource Inc. ............................................................         3,697,182        87,216,523
    City National Corp. ...........................................................           504,500        33,655,195
    Cullen/Frost Bankers Inc. .....................................................           514,300        30,199,696
  b Doral Financial Corp. (Puerto Rico) ...........................................         1,258,000         6,440,960
  a E*TRADE Financial Corp. .......................................................         3,519,200        82,032,552
    East West Bancorp Inc. ........................................................           576,850        23,275,898
    Federated Investors Inc., B ...................................................         2,324,200        72,073,442
    Nuveen Investments ............................................................         1,528,200        72,574,218
    optionsXpress Holdings Inc. ...................................................           420,800        11,016,544
    TD Ameritrade Holding Corp. ...................................................           796,700        13,049,946
    UCBH Holdings Inc. ............................................................           885,084        14,763,201
    Whitney Holding Corp. .........................................................            81,300         2,934,117
                                                                                                        ---------------
                                                                                                            611,038,037
                                                                                                        ---------------
    HEALTH SERVICES 8.1%
a,b Allscripts Healthcare Solutions Inc. ..........................................         2,581,700        49,207,202
  a Community Health Systems Inc. .................................................         2,938,800       106,560,888
  a Coventry Health Care Inc. .....................................................         1,659,900        87,476,730
  a Express Scripts Inc. ..........................................................           843,700        64,990,211
    Omnicare Inc. .................................................................         1,789,500        80,992,770
    Pharmaceutical Product Development Inc. .......................................         2,683,600       103,264,928
  a VCA Antech Inc. ...............................................................         2,593,600        90,698,192
                                                                                                        ---------------
                                                                                                            583,190,921
                                                                                                        ---------------
    HEALTH TECHNOLOGY 12.2%
  a American Medical Systems Holdings Inc. ........................................         1,162,300        21,211,975
  a Angiotech Pharmaceuticals Inc. ................................................         1,338,600        16,063,200
    Biomet Inc. ...................................................................         1,161,400        38,256,516
    C. R. Bard Inc. ...............................................................         1,070,400        75,966,288
  a Cytyc Corp. ...................................................................         2,436,000        59,925,600
    DENTSPLY International Inc. ...................................................           783,600        24,526,680


                                        Quarterly Statements of Investments | 31

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    HEALTH TECHNOLOGY (CONTINUED)
  a Digene Corp. ..................................................................           827,100   $    34,911,891
  a Endo Pharmaceuticals Holdings Inc. ............................................         2,438,300        75,757,981
  a Fisher Scientific International Inc. ..........................................         1,805,100       133,775,961
a,b Invitrogen Corp. ..............................................................           724,200        44,748,318
a,b Keryx Biopharmaceuticals Inc. .................................................         1,202,000        13,823,000
  a Kos Pharmaceuticals Inc. ......................................................           654,700        27,065,298
a,b The Medicines Co. .............................................................         1,248,700        26,160,265
a,b Sepracor Inc. .................................................................           677,100        33,448,740
a,b Stereotaxis Inc. ..............................................................         1,463,200        12,510,360
a,b Telik Inc. ....................................................................         1,535,590        26,043,607
a,b Varian Medical Systems Inc. ...................................................         2,166,400        98,181,248
  a Waters Corp. ..................................................................         2,399,400        97,607,592
a,b Wright Medical Group Inc. .....................................................           852,900        18,789,387
                                                                                                        ---------------
                                                                                                            878,773,907
                                                                                                        ---------------
    INDUSTRIAL SERVICES 3.8%
  a FMC Technologies Inc. .........................................................           289,000        18,212,780
  a Helix Energy Solutions Group Inc. .............................................         2,140,500        83,458,095
a,b National-Oilwell Varco Inc. ...................................................         1,646,446       110,377,740
    Rowan Cos. Inc. ...............................................................         1,844,100        62,459,667
                                                                                                        ---------------
                                                                                                            274,508,282
                                                                                                        ---------------
    PROCESS INDUSTRIES 2.2%
    Ashland Inc. ..................................................................           364,200        24,222,942
    Bunge Ltd. ....................................................................         1,718,890        93,817,016
    Cabot Corp. ...................................................................           702,000        23,355,540
a,b Headwaters Inc. ...............................................................           589,900        13,650,286
                                                                                                        ---------------
                                                                                                            155,045,784
                                                                                                        ---------------
    PRODUCER MANUFACTURING 5.2%
    BorgWarner Inc. ...............................................................           292,900        17,574,000
    Herman Miller Inc. ............................................................         1,110,400        31,546,464
    Kennametal Inc. ...............................................................         1,551,300        82,606,725
  a Mettler-Toledo International Inc. (Switzerland) ...............................         1,107,400        68,138,322
a,d Mirapoint Inc., 144A ..........................................................           682,128                --
    Oshkosh Truck Corp. ...........................................................         1,265,360        54,258,637
  a RTI International Metals Inc. .................................................           587,600        27,076,608
  a Terex Corp. ...................................................................         2,098,400        94,092,256
                                                                                                        ---------------
                                                                                                            375,293,012
                                                                                                        ---------------
    REAL ESTATE DEVELOPMENT 0.2%
    Jones Lang LaSalle Inc. .......................................................           203,500        16,625,950
                                                                                                        ---------------
    RETAIL TRADE 3.7%
    Advance Auto Parts Inc. .......................................................         1,386,550        41,970,868
  a Chico's FAS Inc. ..............................................................         1,722,300        39,010,095
    Dollar General Corp. ..........................................................         2,729,500        36,629,890
    Fastenal Co. ..................................................................         1,073,000        38,166,610


32 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    RETAIL TRADE (CONTINUED)
    Ross Stores Inc. ..............................................................         1,449,400   $    36,075,566
    Whole Foods Market Inc. .......................................................           500,800        28,801,008
a,b Zumiez Inc. ...................................................................         1,439,960        43,098,003
                                                                                                        ---------------
                                                                                                            263,752,040
                                                                                                        ---------------
    TECHNOLOGY SERVICES 9.0%
  a Akamai Technologies Inc. ......................................................         2,037,400        80,742,162
  a Alliance Data Systems Corp. ...................................................         1,311,100        67,285,652
  a Amdocs Ltd. ...................................................................         3,410,200       123,722,056
  a Cognizant Technology Solutions Corp., A .......................................         1,811,200       118,615,488
  a FileNET Corp. .................................................................           803,100        25,554,642
  a Hyperion Solutions Corp. ......................................................         2,265,600        70,596,096
a,b Marchex Inc., B ...............................................................         1,052,200        13,415,550
  a NeuStar Inc., A ...............................................................         1,592,800        49,153,808
a,b Nuance Communications Inc. ....................................................         5,016,499        46,452,781
  a Salesforce.com Inc. ...........................................................           596,700        15,335,190
  a VeriSign Inc. .................................................................         2,223,500        39,867,355
                                                                                                        ---------------
                                                                                                            650,740,780
                                                                                                        ---------------
    TRANSPORTATION 4.0%
    C.H. Robinson Worldwide Inc. ..................................................         1,026,740        47,004,157
    Expeditors International of Washington Inc. ...................................         2,168,400        98,597,148
    J.B. Hunt Transport Services Inc. .............................................         4,150,500        85,375,785
a,b JetBlue Airways Corp. .........................................................         5,495,880        58,750,958
                                                                                                        ---------------
                                                                                                            289,728,048
                                                                                                        ---------------
    TOTAL COMMON STOCKS (COST $6,095,072,494) .....................................                       7,117,459,244
                                                                                                        ---------------
    PREFERRED STOCK (COST $561,391) 0.0% e
    PRODUCER MANUFACTURING 0.0% e
a,d Mirapoint Inc., pfd. ..........................................................           301,660           561,389
                                                                                                        ---------------
    CONVERTIBLE PREFERRED STOCKS 0.0% e
    CONSUMER SERVICES 0.0% e
a,d Foveon Inc., cvt. pfd., D, 144A ...............................................         1,792,573           201,665
a,d Foveon Inc., cvt. pfd., E, 144A ...............................................         2,597,593         2,635,024
                                                                                                        ---------------
                                                                                                              2,836,689
                                                                                                        ---------------
    ELECTRONIC TECHNOLOGY 0.0% e
a,d Anda Networks, cvt. pfd., D ...................................................           364,431           162,828
                                                                                                        ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,635,019) .........................                           2,999,517
                                                                                                        ---------------
    TOTAL LONG TERM INVESTMENTS (COST $6,117,268,904) .............................                       7,121,020,150
                                                                                                        ---------------


                                        Quarterly Statements of Investments | 33

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH FUND                                                      SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 5.5%
  MONEY MARKET FUND (COST $112,881,052) 1.6%
f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ............       112,881,052    $   112,881,052
                                                                                                         ---------------

                                                                                      ----------------
                                                                                      PRINCIPAL AMOUNT
                                                                                      ----------------
g INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 3.9%
h REPURCHASE AGREEMENTS 3.9%
  Banc of America Securities LLC, 5.29%, 8/01/06 (Maturity Value $67,251,881)
     Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 3/01/36    $    67,242,000         67,242,000
  Barclays Capital Inc., 5.29%, 8/01/06 (Maturity Value $61,507,037)
     Collateralized by U.S. Government Agency Securities,
        3.50% - 10.00%, 1/01/07 - 9/01/45 .........................................        61,498,000         61,498,000
  J. P. Morgan Securities, Inc., 5.29%, 8/01/06 (Maturity Value $69,296,181)
     Collateralized by U.S. Government Agency Securities,
        4.50% - 7.50%, 6/01/13 - 7/01/36 ..........................................        69,286,000         69,286,000
  Merrill Lynch Government Securities Inc., 5.27%, 8/01/06 (Maturity
     Value $44,871,568) Collateralized by iU.S. Government Agency Discount
        Notes, 12/15/06 - 5/15/30; U.S. Government Agency Securities,
        2.50% - 6.77%, 9/22/06 - 11/25/25 .........................................        44,865,000         44,865,000
  Morgan Stanley & Co. Inc., 5.29%, 8/01/06 (Maturity Value $34,260,034)
     Collateralized by i U.S. Government Agency Discount Notes, 10/15/19 - 1/15/30;
        U.S. Government Agency Securities, 1.88% - 7.00%, 9/29/06 - 8/01/36 .......        34,255,000         34,255,000
                                                                                                         ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
   (COST $277,146,000) ............................................................                          277,146,000
                                                                                                         ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $390,027,052) ................................                          390,027,052
                                                                                                         ---------------
  TOTAL INVESTMENTS (COST $6,507,295,956) 104.3% ..................................                        7,511,047,202
  OTHER ASSETS, LESS LIABILITIES (4.3)% ...........................................                         (308,475,764)
                                                                                                         ---------------
  NET ASSETS 100.0% ...............................................................                      $ 7,202,571,438
                                                                                                         ---------------


See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b     A portion or all of the security is on loan as of July 31, 2006.

c     See Note 5 regarding holdings of 5% voting securities.

d     See Note 3 regarding restricted securities.

e     Rounds to less than 0.1% of net assets.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g     Investment from cash collateral received for loaned securities.

h At July 31, 2006, all repurchase agreements had been entered into on that date.

i     The security is traded on a discount basis with no stated coupon rate.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                             COUNTRY/ORGANIZATION       SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.5%
    COMMON STOCKS 0.0% a
    PRODUCER MANUFACTURING 0.0% a
b,c Cambridge Industries Liquidating Trust Interest ..........    United States           516,372          $        568
b,c VS Holdings Inc. .........................................    United States            64,666                    --
                                                                                                           ------------
    TOTAL COMMON STOCKS (COST $64,666) .......................                                                      568
                                                                                                           ------------
    CONVERTIBLE PREFERRED STOCKS 0.6%
    FINANCE 0.1%
    Fannie Mae, 5.375%, cvt. pfd. ............................    United States                29             2,692,545
                                                                                                           ------------
    HEALTH TECHNOLOGY 0.3%
    Schering-Plough Corp., 6.00%, cvt. pfd. ..................    United States            87,000             4,616,220
                                                                                                           ------------
    PROCESS INDUSTRIES 0.2%
    Huntsman Corp., 5.00%, cvt. pfd. .........................    United States            80,000             2,880,000
                                                                                                           ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $11,211,680) ..                                                 10,188,765
                                                                                                           ------------


                                                                                   ------------------
                                                                                   PRINCIPAL AMOUNT d
                                                                                   ------------------
  e SENIOR FLOATING RATE INTERESTS 10.8%
    COMMERCIAL SERVICES 0.5%
    Affiliated Computer Services Inc.,
    f Additional Term Loan, 7.334%, 3/20/13 ..................    United States         2,065,000             2,067,994
      Term Loan B, 7.40%, 3/20/13 ............................    United States           608,940               609,823
    R.H. Donnelley Inc.,
     Term Loan A-4, 6.46 - 6.76%, 12/31/09 ...................    United States           268,533               267,440
     Term Loan D-2, 6.72 - 7.01%, 6/30/11 ....................    United States         4,651,847             4,638,171
                                                                                                           ------------
                                                                                                              7,583,428
                                                                                                           ------------
    COMMUNICATIONS 1.0%
    Alaska Communications Systems Holdings Inc.,
     2006-1 Incremental Facility Loan, 7.249%, 2/01/12 .......    United States           265,000               264,407
     Incremental Term Loan, 7.249%, 2/01/12 ..................    United States           146,800               146,669
     Term Loan, 7.249%, 2/01/12 ..............................    United States         5,568,200             5,563,244
    Hawaiian Telecom Communications Inc.,
     f Term Loan A, 7.75%, 4/30/12 ...........................    United States           510,000               508,740
       Term Loan B, 7.75%, 10/31/12 ..........................    United States         4,548,869             4,543,592
  g Windstream Corp., Term Loan B, 9.00%, 7/17/13 ............    United States         4,908,731             4,903,191
                                                                                                           ------------
                                                                                                             15,929,843
                                                                                                           ------------
    CONSUMER DURABLES 1.2%
    Eastman Kodak Co.,
     Term Loan B1, 7.439 - 7.75%, 10/18/12 ...................    United States         3,831,476             3,834,771
     Term Loan B2 (Delayed Draw), 7.52 - 7.757%, 10/18/12 ....    United States         1,420,588             1,421,725
    Jarden Corp., Term Loan B2, 7.249%, 1/24/12 ..............    United States         4,560,713             4,556,198
  g Sealy Mattress Co., Term Loan D, 6.981 - 8.50%, 4/14/13 ..    United States         3,985,408             3,999,038
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
     7.49 - 7.499%, 4/05/13 ................................          Canada            2,449,420             2,430,094
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
     7.49 - 7.499%, 4/05/13 ..................................    United States         2,453,592             2,434,233
                                                                                                           ------------
                                                                                                             18,676,059
                                                                                                           ------------


                                        Quarterly Statements of Investments | 35

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                  COUNTRY/ORGANIZATION       PRINCIPAL AMOUNT d        VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
e SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER NON-DURABLES 0.5%
  CBRL Group (Cracker Barrel), Term Loan B1, 6.63%, 4/27/13 ......    United States               1,882,345         $ 1,869,112
  Constellation Brands Inc., Term Loan B, 6.75 - 7.00%, 6/05/13 ..    United States               3,998,778           4,013,533
  Reynolds American Inc., Term Loan B, 7.188 - 7.313%, 5/31/12 ...    United States               2,208,932           2,216,464
                                                                                                                    -----------
                                                                                                                      8,099,109
                                                                                                                    -----------
  CONSUMER SERVICES 2.2%
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    6.88 - 7.258%, 3/29/13 .......................................    United States               4,438,875           4,412,774
  Hertz Corp.,
    Credit Link, 5.424%, 12/21/12 ................................    United States                 484,444             486,823
    Term Loan B, 7.41 - 7.69%, 12/21/12 ..........................    United States               3,858,626           3,877,572
  MCC Iowa,
    Term Loan D-1, 6.90 - 7.37%, 1/31/15 .........................    United States               1,200,000           1,199,292
    Term Loan D-2 (Delayed Draw), 7.38%, 1/31/15 .................    United States               1,532,000           1,531,096
  Mediacom LLC, Term Loan C, 6.90 - 7.37%, 1/31/15 ...............    United States               1,784,732           1,783,679
  Mission Broadcasting Inc., Term Loan B, 7.249%, 10/01/12 .......    United States               1,994,089           1,988,904
  Nexstar Broadcasting Inc., Term Loan B, 7.25%, 10/01/12 ........    United States               1,936,813           1,931,777
  Penn National Gaming Inc., Term Loan B, 6.91 - 7.25%, 10/03/12      United States               5,167,149           5,179,292
  Regal Cinemas Corp., Term Loan B, 6.819 - 7.249%, 11/10/10 .....    United States               4,492,602           4,470,858
  UPC Financing Partnership,
    Term Loan J2, 7.64%, 3/31/13 .................................     Netherlands                2,315,000           2,308,287
    Term Loan K2, 7.64%, 12/31/13 ................................     Netherlands                2,315,000           2,308,287
  VML US Finance LLC (Venetian Macau), Term Loan B,
    8.20%, 5/26/13 ...............................................    United States               3,386,667           3,398,215
                                                                                                                    -----------
                                                                                                                     34,876,856
                                                                                                                    -----------
  ENERGY MINERALS 0.6%
g Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 ...........    United States               4,844,411           4,832,736
  Niska Gas Storage Canada ULC (C/R Gas),
    Asset Sale Term Loan, 7.033%, 5/13/11 ........................        Canada                    541,818             541,520
    Canadian Term Loan, 7.033%, 5/12/13 ..........................        Canada                  2,972,889           2,970,837
  Niska Gas Storage U.S. LLC (C/R Gas), U.S. Term Loan,
    7.033%, 5/12/13 ..............................................    United States                 567,487             565,898
                                                                                                                    -----------
                                                                                                                      8,910,991
                                                                                                                    -----------
  FINANCE 1.3%
  Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12 .........    United States               5,057,325           5,041,546
  Avis Budget Car Rental, Term Loan, 6.75%, 4/19/12 ..............    United States               5,440,857           5,394,501
  Fidelity National Information Services Inc., Term Loan B,
    7.099%, 3/09/13 ..............................................    United States               5,317,964           5,314,773
  Nasdaq Stock Market Inc.,
    Term Loan B, 6.971 - 7.249%, 4/18/12 .........................    United States               3,379,318           3,374,148
    Term Loan C (Delayed Draw), 6.831 - 7.249%, 4/18/12 ..........    United States               1,953,299           1,950,310
                                                                                                                    -----------
                                                                                                                     21,075,278
                                                                                                                    -----------
  HEALTH SERVICES 0.6%
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.782 - 6.874%, 3/31/13 ......................................    United States               4,289,250           4,235,720
  LifePoint Hospitals Inc., Term Loan B, 6.905%, 4/15/12 .........    United States               4,802,217           4,807,212
  Quintiles Transnational Corp., Term Loan B, 7.50%, 3/31/13 .....    United States                 668,325             667,182
                                                                                                                    -----------
                                                                                                                      9,710,114
                                                                                                                    -----------


36 | Quarterly Statements of Investments

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT d      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
e SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INDUSTRIAL SERVICES 0.3%
  Allied Waste North America Inc.,
    Credit Link, 5.334%, 1/15/12 .................................    United States             1,216,547        $  1,212,192
    Term Loan B, 6.72 - 7.27%, 1/15/12 ...........................    United States             3,133,453           3,122,235
                                                                                                                 ------------
                                                                                                                    4,334,427
                                                                                                                 ------------
  PROCESS INDUSTRIES 0.9%
  Georgia-Pacific Corp.,
   Second Lien Term Loan, 8.30%, 12/23/13 ........................    United States               675,000             679,651
   Term Loan B, 7.30 - 7.499%, 12/20/12 ..........................    United States             4,031,122           4,026,647
  Hexion Specialty Chemicals BV, Term Loan C-2, 7.50%, 5/05/13 ...     Netherlands              1,008,535           1,005,751
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.563%, 5/05/13     United States             4,642,737           4,629,923
  Ineos U.S. Finance LLC,
   Term Loan B2, 7.339%, 12/16/13 ................................    United States             1,979,200           1,999,427
   Term Loan C2, 7.839%, 12/23/14 ................................    United States             1,979,200           1,999,705
                                                                                                                 ------------
                                                                                                                   14,341,104
                                                                                                                 ------------
  REAL ESTATE INVESTMENT TRUSTS 0.7%
  Capital Automotive REIT, Term Loan B, 7.10%, 12/10/10 ..........    United States             4,986,492           4,987,789
  Lion Gables Realty LP, Term Loan B, 7.10%, 9/30/06 .............    United States               260,599             260,696
  Macerich Co., Term Loan B, 6.875%, 4/25/10 .....................    United States             3,362,993           3,361,554
  Trizec Properties Inc., Term Loan B, 6.775%, 5/02/07 ...........    United States             2,320,000           2,318,213
                                                                                                                 ------------
                                                                                                                   10,928,252
                                                                                                                 ------------
  RETAIL TRADE 0.3%
  The William Carter Co., Term Loan B, 6.758 - 6.985%, 7/14/12 ...    United States             4,703,538           4,703,209
                                                                                                                 ------------
  TECHNOLOGY SERVICES 0.3%
  SunGard Data Systems Inc., Term Loan, 7.66%, 2/11/13 ...........    United States             4,247,100           4,270,629
                                                                                                                 ------------
  TRANSPORTATION 0.1%
g Laidlaw International Inc., Term Loan B, 9.00%, 6/28/12 ........    United States               875,000             875,000
g Laidlaw Transit Inc., Term Loan B, 9.00%, 6/28/12 ..............        Canada                  291,000             291,000
                                                                                                                 ------------
                                                                                                                    1,166,000
                                                                                                                 ------------
  UTILITIES 0.3%
  Astoria Generating Co. Acquisitions LLC,
   L/C Term Loan, 7.45%, 2/23/11 .................................    United States               185,838             185,682
   Term Loan B, 7.45%, 2/23/13 ...................................    United States               787,999             787,132
  NRG Energy Inc.,
   Credit Link, 7.499%, 2/01/13 ..................................    United States               569,800             571,555
   Term Loan B, 7.231%, 2/01/13 ..................................    United States             2,492,959           2,500,605
                                                                                                                 ------------
                                                                                                                    4,044,974
                                                                                                                 ------------
 TOTAL SENIOR FLOATING RATE INTERESTS (COST $170,790,008) ........                                                168,650,273
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 37

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT d       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS 34.1%
  COMMERCIAL SERVICES 1.8%
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .....     United States             1,321,000       $  1,482,822
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..........     United States             4,000,000          4,330,000
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...........     United States             4,800,000          4,896,000
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn.
    to 5/17/07, 10.67% thereafter, 5/15/13 .......................     United States             1,800,000          1,539,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .....     United States             3,500,000          3,482,500
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ............     United States             5,000,000          4,937,500
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .............     United States             1,400,000          1,401,750
  United Rentals North America Inc., senior sub. note,
    7.75%, 11/15/13 ..............................................     United States             6,000,000          5,745,000
                                                                                                                 ------------
                                                                                                                   27,814,572
                                                                                                                 ------------
  COMMUNICATIONS 3.6%
  Dobson Cellular Systems Inc., senior secured note,
    9.875%, 11/01/12 .............................................     United States             5,000,000          5,350,000
  Embarq Corp., senior note, 7.082%, 6/01/16 .....................     United States             6,000,000          6,048,966
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 .................................     United Kingdom            4,500,000          3,870,000
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 .............        Bermuda                6,000,000          5,895,000
  Millicom International Cellular SA, senior note, 10.00%,
    12/01/13 .....................................................       Luxembourg              5,500,000          5,912,500
  Qwest Communications International Inc., senior note,
    7.50%, 2/15/14 ...............................................     United States             6,000,000          5,910,000
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .....         Canada                5,000,000          5,087,500
  Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .     United States             1,000,000          1,032,500
  Verizon New York Inc., senior deb.,
    7.375%, 4/01/32 ..............................................     United States             1,000,000          1,013,740
    A, 6.875%, 4/01/12 ...........................................     United States             5,000,000          5,131,685
h Wind Acquisition Finance SA, senior note, 144A, 10.75%,
    12/01/15 .....................................................         Italy                 5,000,000          5,412,500
h Windstream Corp., senior note, 144A, 8.625%, 8/01/16 .               United States             5,200,000          5,434,000
                                                                                                                 ------------
                                                                                                                   56,098,391
                                                                                                                 ------------
  CONSUMER DURABLES 2.1%
h Beazer Homes USA Inc., senior note, 144A, 8.125%, 6/15/16 ......     United States             5,500,000          5,252,500
  Ford Motor Credit Co., 5.625%, 10/01/08 ........................     United States             7,000,000          6,577,221
  General Motors Acceptance Corp.,
    7.25%, 3/02/11 ...............................................     United States             4,500,000          4,415,512
    6.875%, 8/28/12 ..............................................     United States             4,000,000          3,864,944
  General Motors Corp., senior deb., 8.25%, 7/15/23 ..............     United States             2,000,000          1,660,000
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..........      United States             2,500,000          2,434,375
  KB Home, senior note,
    6.25%, 6/15/15 ...............................................     United States             3,400,000          3,006,688
    7.25%, 6/15/18 ...............................................     United States             2,600,000          2,392,741
  Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 .........     United States             1,600,000          1,516,000
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .........     United States             2,800,000          2,236,500
                                                                                                                 ------------
                                                                                                                   33,356,481
                                                                                                                 ------------
  CONSUMER NON-DURABLES 1.8%
h Reynolds American Inc., senior secured note, 144A,
    7.625%. 6/01/16 ..............................................     United States             6,500,000          6,650,956


38 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                   COUNTRY/ORGANIZATION       PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER NON-DURABLES (CONTINUED)
h SABMiller PLC, 144A, 6.20%, 7/01/11 ............................      South Africa            5,000,000         $  5,089,510
  Smithfield Foods Inc., senior note,
   7.00%, 8/01/11 ................................................     United States            3,300,000            3,275,250
   7.75%, 5/15/13 ................................................     United States            2,700,000            2,706,750
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ........     United States            6,000,000            4,545,000
  Tyson Foods Inc., senior note,
   8.25%, 10/01/11 ...............................................     United States            5,000,000            5,292,655
   6.60%, 4/01/16 ................................................     United States            1,000,000              988,445
                                                                                                                  ------------
                                                                                                                    28,548,566
                                                                                                                  ------------
  CONSUMER SERVICES 7.0%
i Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ..     United States            3,000,000            1,770,000
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ......     United States            5,000,000            5,068,750
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ......     United States            2,500,000            2,487,500
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...........         Canada               5,000,000            4,900,000
  CCH I Holdings LLC, senior note, 9.92%, 4/01/14 ................     United States              750,000              483,750
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ...............     United States              750,000              676,875
  CCH II LLC, senior note, 10.25%, 9/15/10 .......................     United States            5,500,000            5,582,500
  Clear Channel Communications Inc., senior note, 5.75%, 1/15/13       United States            6,000,000            5,647,140
  Comcast Corp., 5.65%, 6/15/35 ..................................     United States            6,000,000            5,182,464
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ................     United States            2,500,000            2,493,750
  DIRECTV Holdings LLC, senior note,
   8.375%, 3/15/13 ...............................................     United States            2,000,000            2,105,000
   6.375%, 6/15/15 ...............................................     United States            1,000,000              931,250
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..............     United States            5,500,000            5,390,000
  Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .........     United States            2,800,000            2,761,500
  Harrah's Operating Co. Inc.,
   6.50%, 6/01/16 ................................................     United States            3,600,000            3,549,715
   senior note, 5.50%, 7/01/10 ...................................     United States            2,400,000            2,357,213
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ...............     United States            6,000,000            5,591,112
h Lighthouse International Co. SA, senior note, 144A, 8.00%,
   4/30/14 .......................................................         Italy                4,500,000 EUR        6,164,087
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .........     United States            5,500,000            5,039,375
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ..................     United States            7,500,000            7,115,625
  News America Inc., 5.30%, 12/15/14 .............................     United States            6,000,000            5,764,974
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13       United States            4,000,000            4,230,000
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ...............         Canada               1,600,000            1,580,000
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..............     United States            5,000,000            4,587,500
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ......     United States            6,000,000            5,874,072
  Station Casinos Inc.,
   senior note, 6.00%, 4/01/12 ...................................     United States            1,200,000            1,132,500
   senior sub. note, 6.50%, 2/01/14 ..............................     United States            1,000,000              925,000
   senior sub. note, 6.875%, 3/01/16 .............................     United States            3,800,000            3,515,000
h Viacom Inc., senior note, 144A, 6.25%, 4/30/16 .................     United States            6,000,000            5,827,482
                                                                                                                  ------------
                                                                                                                   108,734,134
                                                                                                                  ------------


                                        Quarterly Statements of Investments | 39

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY 1.2%
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .......     United States           4,000,000       $  4,010,000
  L-3 Communications Corp., senior sub. note,
   5.875%, 1/15/15 ...............................................     United States           5,500,000          5,183,750
   6.375%, 10/15/15 ..............................................     United States             500,000            482,500
  Sanmina-SCI Corp., senior sub. note,
   6.75%, 3/01/13 ................................................     United States           4,300,000          4,128,000
   8.125%, 3/01/16 ...............................................     United States             700,000            686,000
h Solectron Global Finance Ltd., senior sub. note, 144A,
   8.00%, 3/15/16 ................................................     United States           5,000,000          4,868,750
                                                                                                               ------------
                                                                                                                 19,359,000
                                                                                                               ------------
  ENERGY MINERALS 1.9%
  Chesapeake Energy Corp., senior note,
   7.625%, 7/15/13 ...............................................     United States           1,000,000          1,021,250
   6.625%, 1/15/16 ...............................................     United States             500,000            478,750
   6.25%, 1/15/18  ...............................................     United States           6,000,000          5,542,500
h Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 .........     United States           5,000,000          4,850,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ...............     United States           4,500,000          4,173,750
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..........     United States           3,000,000          2,932,500
  Plains Exploration & Production Co., senior note,
   7.125%, 6/15/14 ...............................................     United States           5,000,000          4,975,000
  Pogo Producing Co., senior sub. note,
    6.875%, 10/01/17 .............................................     United States           4,800,000          4,566,000
   h 144A, 7.875%, 5/01/13 .......................................     United States             600,000            613,500
                                                                                                               ------------
                                                                                                                 29,153,250
                                                                                                               ------------
  FINANCE 0.6%
h Kaupthing Bank, 144A, 7.125%, 5/19/16 ..........................        Iceland              4,950,000          5,012,182
  St. Paul Travelers Cos. Inc., senior note, 6.25%, 6/20/16 ......     United States           5,000,000          5,044,570
                                                                                                               ------------
                                                                                                                 10,056,752
                                                                                                               ------------
  HEALTH SERVICES 2.2%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..................     United States           5,500,000          5,286,875
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .......        Germany              5,500,000          5,500,000
  HCA Inc.,
   6.50%, 2/15/16 ................................................     United States           2,000,000          1,602,500
   senior note, 8.75%, 9/01/10 ...................................     United States           4,000,000          4,040,000
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ..........     United States           6,000,000          5,175,000
  United Surgical Partners International Inc., senior sub. note,
   10.00%, 12/15/11 ..............................................     United States           3,000,000          3,206,250
  Vanguard Health Holding Co. II LLC, senior sub. note,
   9.00%, 10/01/14 ...............................................     United States           5,000,000          4,862,500
  WellPoint Inc., 5.25%, 1/15/16 .................................     United States           5,000,000          4,768,695
                                                                                                               ------------
                                                                                                                 34,441,820
                                                                                                               ------------
  INDUSTRIAL SERVICES 1.5%
  Allied Waste North America Inc., senior secured note,
    6.50%, 11/15/10 ..............................................     United States           2,900,000          2,845,625
    B, 5.75%, 2/15/11 ............................................     United States           2,100,000          1,995,000
  Copano Energy LLC, senior note, 8.125%, 3/01/16 ................     United States           2,225,000          2,247,250



40 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
    El Paso Corp., senior note, 7.875%, 6/15/12 ....................      United States            3,500,000      $  3,596,250
    El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .......      United States            4,500,000         4,601,250
    Hanover Compressor Co., senior note, 7.50%, 4/15/13 ............      United States              500,000           500,000
    Hanover Equipment Trust 01, senior secured note, B,
     8.75%, 9/01/11 ................................................      United States            3,500,000         3,666,250
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .....      United States            5,000,000         4,650,000
                                                                                                                  ------------
                                                                                                                    24,101,625
                                                                                                                  ------------
    NON-ENERGY MINERALS 0.4%
  h Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ................          Canada               6,000,000         5,835,000
                                                                                                                  ------------
    PROCESS INDUSTRIES 3.8%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15          Canada               5,500,000         5,053,125
  h Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ..............         Germany               5,000,000         4,881,250
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..      United States            6,000,000         6,472,500
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ...      United States            3,600,000         3,447,000
    Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ..........      United States            5,000,000         4,580,380
  h Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ........      United States            6,000,000         5,947,500
    Graphic Packaging International Corp., senior note,
     8.50%, 8/15/11 ................................................      United States            4,500,000         4,545,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..............         Ireland               5,000,000         4,587,500
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ..................      United States            6,000,000         6,090,000
    Owens-Brockway Glass Container Inc., senior note,
     6.75%, 12/01/14 ...............................................      United States            6,000,000         5,655,000
    Rhodia SA, senior note, 10.25%, 6/01/10 ........................          France               5,000,000         5,437,500
g,h Verso Paper Holdings LLC, senior secured note, 144A,
    9.125%, 8/01/14 ................................................      United States            2,850,000         2,864,250
                                                                                                                  ------------
                                                                                                                    59,561,005
                                                                                                                  ------------
    PRODUCER MANUFACTURING 1.6%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 .............      United States            6,000,000         6,352,500
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .....      United States            5,000,000         4,768,750
  h Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...............      United Kingdom           2,956,000         3,192,480
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ....      United States              800,000           744,000
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..................      United States            5,000,000         4,700,000
  h RBS Global & Rexnord Corp., senior note, 144A, 9.50%, 8/01/14 ..      United States            5,000,000         5,025,000
                                                                                                                  ------------
                                                                                                                    24,782,730
                                                                                                                  ------------
    REAL ESTATE DEVELOPMENT 0.6%
    EOP Operating LP, 4.75%, 3/15/14 ...............................      United States            5,000,000         4,608,310
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .....      United States            4,500,000         4,545,000
                                                                                                                  ------------
                                                                                                                     9,153,310
                                                                                                                  ------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Host Marriott LP, senior note,
     K, 7.125%, 11/01/13 ...........................................      United States            4,000,000         4,025,000
     M, 7.00%, 8/15/12 .............................................      United States            2,000,000         2,010,000
                                                                                                                  ------------
                                                                                                                     6,035,000
                                                                                                                  ------------


                                        Quarterly Statements of Investments | 41

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      RETAIL TRADE 0.6%
      GSC Holdings Corp., senior note, 8.00%, 10/01/12 .....................     United States           5,000,000      $  5,100,000
      Rite Aid Corp., senior note, 9.25%, 6/01/13 ..........................     United States           5,000,000         4,925,000
                                                                                                                        ------------
                                                                                                                          10,025,000
                                                                                                                        ------------
      TECHNOLOGY SERVICES 0.8%
      Oracle Corp., 5.25%, 1/15/16 .........................................     United States           6,000,000         5,709,918
      SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ........................................     United States           3,000,000         3,078,750
       senior sub note, 10.25%, 8/15/15 ....................................     United States           3,000,000         3,056,250
                                                                                                                        ------------
                                                                                                                          11,844,918
                                                                                                                        ------------
      UTILITIES 2.2%
    h Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................     United States           4,000,000         4,280,000
      Aquila Inc., senior note, 9.95%, 2/01/11 .............................     United States           4,000,000         4,415,336
h,i,j Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .............     United States           2,325,000         2,255,250
    h Dynegy Holdings Inc., senior note, 144A, 8.375%, 5/01/16 .............     United States           5,000,000         4,937,500
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..........     United States           4,000,000         4,275,000
    h Mirant North America LLC, senior note, 144A, 7.375%, 12/31/13 ........     United States           2,200,000         2,125,750
      NRG Energy Inc., senior note, 7.375%, 2/01/16 ........................     United States           6,000,000         5,880,000
      TXU Corp., senior note, 5.55%, 11/15/14 ..............................     United States           6,000,000         5,510,862
                                                                                                                        ------------
                                                                                                                          33,679,698
                                                                                                                        ------------
      TOTAL CORPORATE BONDS (COST $540,471,911) ............................                                             532,581,252
                                                                                                                        ------------
      CONVERTIBLE BONDS 0.8%
      CONSUMER SERVICES 0.3%
      Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ....................     United States           3,500,000         3,858,750
                                                                                                                        ------------
      ELECTRONIC TECHNOLOGY 0.5%
      Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 .................     United States           2,000,000         1,977,500
      Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ........................     United States           4,000,000         3,350,000
      Liberty Media Corp. into Motorola, cvt., senior deb.,
       3.50%, 1/15/31 ......................................................     United States           3,000,000         3,052,500
                                                                                                                        ------------
                                                                                                                           8,380,000
                                                                                                                        ------------
      TOTAL CONVERTIBLE BONDS (COST $11,722,661) ...........................                                              12,238,750
                                                                                                                        ------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
      FINANCE 1.5%
      Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 ........................................     United States             725,000           715,927
       2005-11, AF4, 5.21%, 2/25/36 ........................................     United States           2,800,000         2,709,752
      GE Capital Commercial Mortgage Corp., 2003-CI, A4,
       4.819%, 1/10/38 .....................................................     United States           1,827,831         1,752,878
      JP Morgan Chase Commercial Mortgage Sec Corp.,
        e 2004-CB9, A4, 5.56%, 6/12/41 .....................................     United States           8,871,306         8,787,511
          2004-LN2, A2, 5.115%, 7/15/41 ....................................     United States             807,292           777,234
    h Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 .............     United States             100,901           100,499
    e Morgan Stanley Capital I, 2004-IQ7, A4, 5.56%, 6/15/38 ...............     United States           7,000,000         6,910,320


42 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                 COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

  FINANCE (CONTINUED)
  Residential Asset Securities Corp., 2004-KS1, AI4,
    4.213%, 4/25/32 ...........................................      United States             750,000       $    739,439
  Residential Funding Mortgage Securities II, 2005-HI1,
    A4, 4.70%, 8/25/34 ........................................      United States           1,400,000          1,376,443
                                                                                                             ------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
   MORTGAGE-BACKED SECURITIES (COST $25,037,318) ..............                                                23,870,003
                                                                                                             ------------
  MORTGAGE-BACKED SECURITIES 12.9%
e FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  FHLMC, 4.688%, 1/01/33 ......................................      United States             801,524            795,678
                                                                                                             ------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.5%
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ...............      United States           8,101,578          7,732,523
  FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ...............      United States           8,589,996          8,350,030
  FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ................      United States           1,581,127          1,568,132
  FHLMC Gold 15 Year, 6.50%, 4/01/11 ..........................      United States               1,229              1,246
  FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ................      United States               2,319              2,363
  FHLMC Gold 30 Year, 5.00%, 3/01/34 - 8/01/35 ................      United States          12,580,789         11,925,702
  FHLMC Gold 30 Year, 5.50%, 6/01/33 - 10/01/35 ...............      United States           9,689,186          9,433,646
  FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/36 ................      United States          25,402,253         25,284,114
  FHLMC Gold 30 Year, 6.50%, 10/01/21 - 5/01/36 ...............      United States           6,308,080          6,392,729
  FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ................      United States             336,662            346,546
  FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ................      United States              65,790             68,202
  FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 ...............      United States               1,500              1,584
  FHLMC Gold 30 Year, 9.00%, 12/01/24 .........................      United States                 672                728
                                                                                                             ------------
                                                                                                               71,107,545
                                                                                                             ------------
e FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.2%
  FNMA, 4.506%, 4/01/20 .......................................      United States             556,826            541,151
  FNMA, 4.603%, 12/01/34 ......................................      United States           2,795,620          2,730,555
                                                                                                             ------------
                                                                                                                3,271,706
                                                                                                             ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 7.1%
  FNMA 15 Year, 4.50%, 3/01/20 ................................      United States           1,845,234          1,763,654
  FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ......................      United States           2,560,205          2,497,262
  FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ......................      United States           8,947,327          8,857,161
  FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .....................      United States             372,174            375,709
  FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ......................      United States              39,143             39,718
  FNMA 15 Year, 7.50%, 10/01/07 - 12/01/28 ....................      United States              36,103             37,259
  FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 .....................      United States           3,156,890          2,996,527
g FNMA 30 Year, 5.50%, 8/01/33 - 1/01/36 ......................      United States          46,359,713         45,089,761
g FNMA 30 Year, 6.00%, 8/15/32 - 7/01/36 ......................      United States          47,517,097         47,258,154
  FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ......................      United States           2,177,429          2,213,599
  FNMA 30 Year, 7.00%, 1/01/26 - 7/01/32 ......................      United States             415,832            427,502
  FNMA 30 Year, 7.50%, 10/01/29 ...............................      United States              54,619             56,630
  FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ......................      United States              28,318             29,954
  FNMA 30 Year, 8.50%, 7/01/25 ................................      United States               1,895              2,036
  FNMA 30 Year, 9.00%, 5/01/25 ................................      United States               1,696              1,846
                                                                                                             ------------
                                                                                                              111,646,772
                                                                                                             ------------


                                        Quarterly Statements of Investments | 43

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                   COUNTRY/ORGANIZATION       PRINCIPAL AMOUNT d       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.0%
  GNMA I SF 15 Year, 7.00%, 7/15/08 ............................      United States                  66,050        $     66,778
  GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ..................      United States               1,916,501           1,832,809
  GNMA I SF 30 Year, 5.50%, 2/15/33 - 9/15/34 ..................      United States               5,439,660           5,332,950
  GNMA I SF 30 Year, 6.00%, 1/15/33 ............................      United States                 487,562             488,665
  GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ..................      United States                 474,879             484,502
  GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 .................      United States                  58,266              60,226
  GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ..................      United States                  31,615              33,001
  GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ..................      United States                  26,181              27,783
  GNMA I SF 30 Year, 8.50%, 8/15/24 ............................      United States                     198                 214
  GNMA I SF 30 Year, 9.00%, 1/15/25 ............................      United States                     939               1,017
  GNMA I SF 30 Year, 9.50%, 6/15/25 ............................      United States                     749                 827
  GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ................      United States               2,571,570           2,448,511
  GNMA II SF 30 Year, 5.50%, 6/20/34 ...........................      United States               1,413,197           1,380,418
  GNMA II SF 30 Year, 6.00%, 11/20/34 ..........................      United States               1,333,935           1,334,179
  GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ................      United States                 621,854             633,313
  GNMA II SF 30 Year, 7.00%, 1/20/33 ...........................      United States                 594,250             610,294
  GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 .................      United States                 308,836             318,769
                                                                                                                   ------------
                                                                                                                     15,054,256
                                                                                                                   ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $206,159,767) .........                                                    201,875,957
                                                                                                                   ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 9.0%
  GOVERNMENT BONDS 9.0%
  FHLMC,
    4.375%, 7/17/15 ............................................      United States               4,300,000           4,003,296
    4.875%, 11/15/13 ...........................................      United States                 500,000             486,636
    6.00%, 6/15/11 .............................................      United States               4,900,000           5,055,041
  FNMA,
    2.125%, 10/09/07 ...........................................      United States           1,660,000,000 JPY      14,746,277
    3.00%, 8/17/07 .............................................      United States               2,500,000           2,441,125
    3.25%, 1/15/08 .............................................      United States               2,100,000           2,040,679
    4.25%, 5/15/09 .............................................      United States                 400,000             390,494
    4.375%, 3/15/13 ............................................      United States               2,600,000           2,468,229
    4.375%, 10/15/15 ...........................................      United States               1,900,000           1,775,611
    5.00%, 4/15/15 .............................................      United States                 600,000             586,628
    5.00%, 3/15/16 .............................................      United States               5,000,000           4,860,725
    5.25%, 1/15/09 .............................................      United States               7,100,000           7,106,830
    5.375%, 11/15/11 ...........................................      United States               1,700,000           1,710,045
    5.50%, 3/15/11 .............................................      United States                 300,000             303,008
    6.625%, 11/15/10 ...........................................      United States               1,850,000           1,946,520
  U.S. Treasury Bond,
    4.875%, 2/15/12 ............................................      United States               4,000,000           3,995,784
    6.88%, 8/15/25 .............................................      United States               9,450,000          11,380,607
    7.125%, 2/15/23 ............................................      United States              10,200,000          12,385,034
    7.50%, 11/15/16 ............................................      United States               7,600,000           9,093,286
  U.S. Treasury Note,
    2.375%, 8/15/06 ............................................      United States               2,000,000           1,998,516
    3.00%, 12/31/06 ............................................      United States               2,000,000           1,982,658
    3.00%, 11/15/07 ............................................      United States               5,500,000           5,361,213


44 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                      COUNTRY/ORGANIZATION       PRINCIPAL AMOUNT d          VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)

    GOVERNMENT BONDS (CONTINUED)
     U.S. Treasury Note, (continued)
     3.00%, 2/15/08 .................................      United States                3,500,000           $  3,396,915
     3.125%, 5/15/07 ................................      United States                4,500,000              4,431,622
     3.375%, 10/15/09 ...............................      United States                  500,000                477,364
     3.50%, 12/15/09 ................................      United States                4,500,000              4,305,586
     4.00%, 9/30/07 .................................      United States                6,100,000              6,026,373
     4.00%, 4/15/10 .................................      United States                1,100,000              1,066,571
     4.00%, 11/15/12 ................................      United States                1,850,000              1,759,091
     4.125%, 8/15/10 ................................      United States                2,900,000              2,818,440
     4.25%, 8/15/13 .................................      United States                5,700,000              5,471,333
     4.25%, 11/15/13 ................................      United States                7,000,000              6,705,510
     4.25%, 11/15/14 ................................      United States                  700,000                666,559
     4.375%, 8/15/12 ................................      United States                2,600,000              2,528,399
     5.00%, 8/15/11 .................................      United States                2,100,000              2,112,552
     5.625%, 5/15/08 ................................      United States                3,000,000              3,032,697
                                                                                                            ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $145,642,950) .............................                                                        140,917,254
                                                                                                            ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 23.8%
e,k Government of Argentina, FRN, 4.889%, 8/03/12 ...        Argentina                 38,678,000             31,812,655
    Government of Austria, 9.00%, 9/15/06 ...........         Austria                 395,000,000 ISK          5,404,405
    Government of Brazil, 8.00%, 1/15/18 ............          Brazil                   4,900,000              5,305,475
    Government of Canada,
     3.25%, 12/01/06 ................................          Canada                  26,830,000 CAD         23,639,002
     5.25%, 6/01/12 .................................          Canada                     250,000 CAD            232,279
     6.00%, 6/01/11 .................................          Canada                     593,000 CAD            564,726
    Government of Indonesia,
     10.00%, 7/15/17 ................................        Indonesia             10,200,000,000 IDR            989,719
     11.00%, 10/15/14 ...............................        Indonesia              4,500,000,000 IDR            476,223
     12.80%, 6/15/21 ................................        Indonesia             31,980,000,000 IDR          3,709,610
     13.15%, 3/15/10 ................................        Indonesia             33,725,000,000 IDR          3,893,484
     13.15%, 1/15/12 ................................        Indonesia             17,300,000,000 IDR          2,016,274
     14.25%, 6/15/13 ................................        Indonesia             63,035,000,000 IDR          7,762,420
     14.275%, 12/15/13 ..............................        Indonesia             28,415,000,000 IDR          3,514,774
    Government of Italy, 0.375%, 10/10/06 ...........          Italy                  857,000,000 JPY          7,480,014
    Government of Malaysia,
     3.135%, 12/17/07 ...............................         Malaysia                  1,925,000 MYR            519,708
     4.032%, 9/15/09 ................................         Malaysia                  5,080,000 MYR          1,379,760
     4.305%, 2/27/09 ................................         Malaysia                 53,510,000 MYR         14,687,270
     6.90%, 3/15/07 .................................         Malaysia                  1,900,000 MYR            529,119
     8.60%, 12/01/07 ................................         Malaysia                 16,010,000 MYR          4,631,847
    Government of Mexico,
     8.375%, 1/14/11 ................................          Mexico                   1,320,000              1,459,326
     e FRN, 6.20%, 1/13/09 ..........................          Mexico                   2,230,000              2,252,412
    Government of New Zealand, 6.50%, 4/15/13 .......       New Zealand                 7,590,000 NZD          4,821,339
    Government of Norway, 6.75%, 1/15/07 ............          Norway                 143,600,000 NOK         23,676,259
    Government of Peru,
     7.84%, 8/12/20 .................................           Peru                    4,340,000 PEN          1,375,562
     8.60%, 8/12/17 .................................           Peru                   28,805,000 PEN          9,679,031


                                        Quarterly Statements of Investments | 45

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT d            VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of the Philippines,
     7.75%, 1/14/31 ..................................       Philippines             4,300,000             $  4,321,500
     8.875%, 3/17/15 .................................       Philippines             6,400,000                7,101,120
     9.00%, 2/15/13 ..................................       Philippines            10,430,000               11,603,375
     9.875%, 3/16/10 .................................       Philippines             1,500,000                1,650,900
  Government of Poland,
     5.75%, 9/23/22 ..................................          Poland              14,000,000 PLN            4,500,696
     6.00%, 5/24/09 ..................................          Poland              44,600,000 PLN           14,758,652
     6.25%, 10/24/15 .................................          Poland              17,100,000 PLN            5,816,869
     8.50%, 11/12/06 .................................          Poland               8,500,000 PLN            2,786,253
     8.50%, 5/12/07 ..................................          Poland               7,900,000 PLN            2,639,019
l Government of Russia, Reg S, 5.00% to 3/31/07, 7.50%
   thereafter, 3/31/30 ...............................          Russia               5,838,000                6,367,080
  Government of Singapore,
     1.75%, 2/01/07 ..................................        Singapore              8,300,000 SGD            5,233,626
     2.625%, 10/01/07 ................................        Singapore              1,900,000 SGD            1,201,428
     4.00%, 3/01/07 ..................................        Singapore             24,900,000 SGD           15,883,803
  Government of Slovakia,
     4.80%, 4/14/09 ..................................     Slovak Republic          63,500,000 SKK            2,105,172
     4.90%, 2/11/14 ..................................     Slovak Republic          12,900,000 SKK              426,361
     5.30%, 5/12/19 ..................................     Slovak Republic          91,900,000 SKK            3,130,128
     7.50%, 3/13/12 ..................................     Slovak Republic          96,000,000 SKK            3,578,606
m Strip, 1/14/07 .....................................     Slovak Republic         301,600,000 SKK            9,890,742
  Government of Sweden,
     5.00%, 1/28/09 ..................................          Sweden              45,000,000 SEK            6,483,061
     5.50%, 10/08/12 .................................          Sweden              24,960,000 SEK            3,796,078
     8.00%, 8/15/07 ..................................          Sweden             128,000,000 SEK           18,664,447
  Government of Thailand,
     4.125%, 2/12/08 .................................         Thailand             51,000,000 THB            1,323,835
     8.00%, 12/08/06 .................................         Thailand            244,700,000 THB            6,526,872
     8.50%, 12/08/08 .................................         Thailand             41,000,000 THB            1,157,351
e Government of Ukraine,
  h 144A, FRN, 8.235%, 8/05/09 .......................         Ukraine               2,250,000                2,373,750
    FRN, 8.235%, 8/05/09 .............................         Ukraine               1,200,000                1,267,320
e Government of Venezuela, FRN, 6.511%, 4/20/11 ......        Venezuela              3,780,000                3,808,350
  Inter-American Development Bank, 9.00%, 1/04/07 ....      Supranational          453,000,000 ISK            6,113,785
  Korea Treasury Note,
     3.75%, 9/10/07 ..................................       South Korea        13,790,000,000 KRW           14,273,560
     4.25%, 9/10/08 ..................................       South Korea         6,150,000,000 KRW            6,361,567
     4.50%, 9/09/08 ..................................       South Korea         2,675,000,000 KRW            2,780,919
     4.75%, 3/12/08 ..................................       South Korea        15,130,000,000 KRW           15,815,571
     6.90%, 1/16/07 ..................................       South Korea         1,000,000,000 KRW            1,057,536
  KfW Bankengruppe, senior note, E, 8.25%, 9/20/07 ...         Germany             280,000,000 ISK            3,721,129
  New South Wales Treasury Corp.,
     6.00%, 5/01/12 ..................................        Australia                640,000 AUD              486,557
     8.00%, 3/01/08 ..................................        Australia              4,910,000 AUD            3,866,567


46 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Queensland Treasury Corp., 6.00%,
     7/14/09 ...................................................         Australia           3,120,000 AUD      $    2,386,479
     8/14/13 ...................................................         Australia           3,530,000 AUD           2,698,209
     10/14/15 ..................................................         Australia           3,665,000 AUD           2,802,845
                                                                                                                --------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $351,312,350) .........................................                                                   372,573,811
                                                                                                                --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,462,413,311) ............                                                 1,462,896,633
                                                                                                                --------------
  SHORT TERM INVESTMENTS 6.3%
  FOREIGN GOVERNMENT SECURITIES 3.5%
m Canada Treasury Bill, 11/30/06 ...............................           Canada            16,345,000 CAD         14,025,709
m Egypt Treasury Bill, 11/21/06 ................................           Egypt             92,525,000 EGP         15,196,458
m Norway Treasury Bill, 12/20/06 ...............................           Norway            13,425,000 NOK          2,155,690
m Swedish Treasury Bill, 9/20/06 ...............................           Sweden            11,125,000 SEK          1,537,354
m Thailand Treasury Bill, 9/07/06 ..............................          Thailand          810,030,000 THB         20,937,843
                                                                                                                --------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $52,891,643) .......                                                    53,853,054
                                                                                                                --------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
  (COST $1,515,304,954) ........................................                                                 1,516,749,687
                                                                                                                --------------


                                                                                            ---------------
                                                                                                SHARES
                                                                                            ---------------
  MONEY MARKET FUND (COST $43,059,527) 2.8%
n Franklin Institutional Fiduciary Trust Money Market Portfolio,
   5.00% .......................................................        United States        43,059,527             43,059,527
                                                                                                                --------------
  TOTAL INVESTMENTS (COST $1,558,364,481) 99.8% ................                                                 1,559,809,214
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0% a......                                                       677,405
  OTHER ASSETS, LESS LIABILITIES 0.2% ..........................                                                     3,316,881
                                                                                                                --------------
  NET ASSETS 100.0% ............................................                                                $1,563,803,500
                                                                                                                --------------

See Currency and Selected Portfolio Abbreviations on page 56.

a     Rounds to less than 0.1% of net assets.

b     Non-income producing for the twelve months ended July 31, 2006.

c     See Note 3 regarding restricted securities.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     The coupon rate shown represents the rate at period end.

f     See Note 4 regarding unfunded loan commitments.

g Security purchased on a when-issued, delayed delivery or to-be-announced basis.

h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $98,993,696, representing 6.33% of net assets.

i     Defaulted security.

j     See Note 6 regarding other considerations.

k The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

l Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the value of this security was $6,367,080, representing 0.41% of net assets.

m     The security is traded on a discount basis with no stated coupon rate.

n The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                            COUNTRY      SHARES     VALUE
--------------------------------------------------------------------------------------
  COMMON STOCKS 88.9%
  ADVERTISING/MARKETING SERVICES 0.8%
a aQuantive Inc. ...............................   United States   16,800   $  344,400
                                                                            ----------
  AEROSPACE & DEFENSE 2.1%
a Argon ST Inc. ................................   United States   14,200      352,018
a FLIR Systems Inc. ............................   United States   24,800      595,448
                                                                            ----------
                                                                               947,466
                                                                            ----------
  BIOTECHNOLOGY 3.8%
a Genentech Inc. ...............................   United States    8,400      678,888
a Genzyme Corp. ................................   United States    8,400      573,552
a Invitrogen Corp. .............................   United States    7,300      451,067
                                                                            ----------
                                                                             1,703,507
                                                                            ----------
  COMPUTER COMMUNICATIONS 5.5%
a Cisco Systems Inc. ...........................   United States   38,500      687,225
a Ixia .........................................   United States   86,400      800,928
a Juniper Networks Inc. ........................   United States   46,700      628,115
a QLogic Corp. .................................   United States   20,000      349,800
                                                                            ----------
                                                                             2,466,068
                                                                            ----------
  COMPUTER PERIPHERALS 3.3%
a Network Appliance Inc. .......................   United States   27,900      828,351
a Seagate Technology ...........................   United States   28,000      649,600
                                                                            ----------
                                                                             1,477,951
                                                                            ----------
  COMPUTER PROCESSING HARDWARE 2.6%
a Apple Computer Inc. ..........................   United States   16,900    1,148,524
                                                                            ----------
  DATA PROCESSING SERVICES 4.7%
  Global Payments Inc. .........................   United States    9,800      416,892
a Heartland Payment Systems Inc. ...............   United States    9,500      247,475
a NeuStar Inc., A ..............................   United States   30,500      941,230
  Paychex Inc. .................................   United States   15,600      533,208
                                                                            ----------
                                                                             2,138,805
                                                                            ----------
  ELECTRONIC COMPONENTS 0.5%
a MEMC Electronic Materials Inc. ...............   United States    7,800      237,276
                                                                            ----------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 3.1%
a Agilent Technologies Inc. ....................   United States   19,300      548,892
  Tektronix Inc. ...............................   United States   31,800      867,186
                                                                            ----------
                                                                             1,416,078
                                                                            ----------
  ELECTRONIC PRODUCTION EQUIPMENT 3.2%
a ASML Holding NV, N.Y. shs ....................    Netherlands    23,800      473,620
a FormFactor Inc. ..............................   United States   13,100      561,597
a Varian Semiconductor Equipment Associates Inc.   United States   12,150      385,155
                                                                            ----------
                                                                             1,420,372
                                                                            ----------
  INDUSTRIAL CONGLOMERATES 1.2%
  3M Co. .......................................   United States    7,600      535,040
                                                                            ----------
  INFORMATION TECHNOLOGY SERVICES 5.9%
a Amdocs Ltd. ..................................   United States   19,500      707,460
a Citrix Systems Inc. ..........................   United States   12,800      406,656


48 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                         COUNTRY      SHARES     VALUE
-----------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INFORMATION TECHNOLOGY SERVICES (CONTINUED)
a Cognizant Technology Solutions Corp., A ...   United States   14,100   $  923,409
a Intergraph Corp. ..........................   United States    9,400      333,982
a Sapient Corp. .............................   United States   58,700      281,760
                                                                         ----------
                                                                          2,653,267
                                                                         ----------
  INTERNET SOFTWARE/SERVICES 9.4%
a Akamai Technologies Inc. ..................   United States   17,700      701,451
a Equinix Inc. ..............................   United States    9,600      502,848
a Google Inc., A ............................   United States    1,700      657,220
a Marchex Inc., B ...........................   United States   23,600      300,900
a VeriSign Inc. .............................   United States   50,000      896,500
a WebEx Communications Inc. .................   United States   15,650      536,482
a Yahoo! Inc. ...............................   United States   23,980      650,817
                                                                         ----------
                                                                          4,246,218
                                                                         ----------
  INVESTMENT BANKS/BROKERS 0.8%
a Investment Technology Group Inc. ..........   United States    7,500      377,700
                                                                         ----------
  MAJOR TELECOMMUNICATIONS 0.5%
a Bharti Airtel Ltd. ........................       India       26,700      219,830
                                                                         ----------
  MEDICAL SPECIALTIES 1.4%
a American Medical Systems Holdings Inc. ....   United States   21,600      394,200
a I-Flow Corp. ..............................   United States   21,200      231,928
                                                                         ----------
                                                                            626,128
                                                                         ----------
  MISCELLANEOUS COMMERCIAL SERVICES 1.1%
a Stamps.com Inc. ...........................   United States    5,500      112,145
a Ultimate Software Group Inc. ..............   United States   18,400      381,616
                                                                         ----------
                                                                            493,761
                                                                         ----------
  OILFIELD SERVICES/EQUIPMENT 0.7%
a FMC Technologies Inc. .....................   United States    5,100      321,402
                                                                         ----------
  PACKAGED SOFTWARE 6.7%
  Adobe Systems Inc. ........................   United States   24,500      698,495
a ANSYS Inc. ................................   United States    8,000      367,120
  Autodesk Inc. .............................   United States    7,000      238,770
a Cognos Inc. ...............................      Canada       12,400      387,500
a Nuance Communications Inc. ................   United States   63,200      585,232
a Red Hat Inc. ..............................   United States   14,400      340,992
  SAP AG, ADR ...............................      Germany       9,100      415,233
                                                                         ----------
                                                                          3,033,342
                                                                         ----------
  RECREATIONAL PRODUCTS 0.9%
a Activision Inc. ...........................   United States   34,666      414,259
                                                                         ----------
  SEMICONDUCTORS 15.8%
a Broadcom Corp., A .........................   United States   12,500      299,875
a Integrated Device Technology Inc. .........   United States   34,400      532,168
  Intersil Corp., A .........................   United States   41,600      978,016
a Marvell Technology Group Ltd. .............      Bermuda      80,800    1,498,840
  Microchip Technology Inc. .................   United States   30,200      974,252
a Microsemi Corp. ...........................   United States   32,400      819,720


                                        Quarterly Statements of Investments | 49

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                  COUNTRY        SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SEMICONDUCTORS (CONTINUED)
a Microtune Inc. .....................................................   United States       40,100   $    232,981
a Netlogic Microsystems Inc. .........................................   United States       27,600        676,200
a PMC-Sierra Inc. ....................................................   United States       42,600        217,686
a Silicon Laboratories Inc. ..........................................   United States       23,900        882,388
                                                                                                      ------------
                                                                                                         7,112,126
                                                                                                      ------------
  SPECIALTY TELECOMMUNICATIONS 2.8%
a American Tower Corp., A ............................................   United States       37,500      1,267,500
                                                                                                      ------------
  TELECOMMUNICATIONS EQUIPMENT 10.2%
a Atheros Communications .............................................   United States       28,400        469,168
a Corning Inc. .......................................................   United States       33,600        640,752
  Garmin Ltd. ........................................................   Cayman Islands       4,400        417,956
  Harris Corp. .......................................................   United States       20,500        933,775
  Nokia Corp., ADR ...................................................      Finland          34,900        692,765
  QUALCOMM Inc. ......................................................   United States       23,800        839,188
a SiRF Technology Holdings Inc. ......................................   United States        9,300        177,630
a ViaSat Inc. ........................................................   United States       16,600        410,020
                                                                                                      ------------
                                                                                                         4,581,254
                                                                                                      ------------
  TRUCKS/CONSTRUCTION/FARM MACHINERY 0.5%
  Freightcar America Inc. ............................................   United States        4,500        241,470
                                                                                                      ------------
  WIRELESS COMMUNICATIONS 1.4%
a NII Holdings Inc. ..................................................   United States       12,300        649,194
                                                                                                      ------------
  TOTAL COMMON STOCKS (COST $35,093,871) .............................                                  40,072,938
                                                                                                      ------------
  SHORT TERM INVESTMENTS (COST $5,294,364) 11.7%
  MONEY MARKET FUND 11.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00%   United States    5,294,364      5,294,364
                                                                                                      ------------
  TOTAL INVESTMENTS (COST $40,388,235) 100.6% ........................                                  45,367,302
  OTHER ASSETS, LESS LIABILITIES (0.6)% ..............................                                    (284,403)
                                                                                                      ------------
  NET ASSETS 100.0% ..................................................                                $ 45,082,899
                                                                                                      ------------

See Selected Portfolio Abbreviations on page 56.

a     Non-income producing for the twelve months ended July 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------
   FRANKLIN U.S. LONG-SHORT FUND                           COUNTRY      SHARES     VALUE
-------------------------------------------------------------------------------------------
    COMMON STOCKS 78.0%
    CONSUMER DURABLES 4.0%
a,b Activision Inc. .................................   United States   32,533   $  388,770
  a Harman International Industries Inc. ............   United States    4,791      384,238
a,b Meritage Homes Corp. ............................   United States    8,579      332,608
  b Scientific Games Corp., A .......................   United States   12,730      432,438
                                                                                 ----------
                                                                                  1,538,054
                                                                                 ----------
    CONSUMER NON-DURABLES 7.1%
  a PepsiCo Inc. ....................................   United States    7,127      451,709
  a Phillips-Van Heusen Corp. .......................   United States   15,922      565,709
    Puma AG Rudolf Dassler Sport ....................      Germany       1,521      553,278
    VF Corp. ........................................   United States    6,349      430,589
a,b The Warnaco Group Inc. ..........................   United States   25,405      452,463
    Wm. Wrigley Jr. Co. .............................   United States    4,307      197,519
    Wm. Wrigley Jr. Co., B ..........................   United States    1,076       49,173
                                                                                 ----------
                                                                                  2,700,440
                                                                                 ----------
    CONSUMER SERVICES 3.1%
  a Carnival Corp. ..................................   United States   12,690      494,402
  a Hilton Hotels Corp. .............................   United States   19,335      462,687
    Meredith Corp. ..................................   United States    4,806      226,987
                                                                                 ----------
                                                                                  1,184,076
                                                                                 ----------
    ELECTRONIC TECHNOLOGY 15.1%
a,b Apple Computer Inc. .............................   United States    8,766      595,737
  b Arris Group Inc. ................................   United States   28,239      301,875
    Embraer-Empresa Brasileira de Aeronautica SA, ADR      Brazil       11,982      413,739
a,b FormFactor Inc. .................................   United States   21,297      913,002
  a Harris Corp. ....................................   United States   17,854      813,250
  a Intersil Corp., A ...............................   United States   18,433      433,360
  b Marvell Technology Group Ltd. ...................      Bermuda      21,868      405,651
  a Nokia Corp., ADR ................................      Finland      17,637      350,094
  b SunPower Corp., A ...............................   United States   10,935      349,155
a,b Taser International Inc. ........................   United States   59,989      433,121
a,b ViaSat Inc. .....................................   United States   30,429      751,596
                                                                                 ----------
                                                                                  5,760,580
                                                                                 ----------
    ENERGY MINERALS 5.3%
  a Chesapeake Energy Corp. .........................   United States   13,211      434,642
a,b Newfield Exploration Co. ........................   United States   23,470    1,088,538
  a Total SA, B, ADR ................................      France        7,542      514,591
                                                                                 ----------
                                                                                  2,037,771
                                                                                 ----------
    FINANCE 8.1%
  a CapitalSource Inc. ..............................   United States   39,144      923,407
  a Countrywide Financial Corp. .....................   United States   10,898      390,475
a,b Eurobancshares Inc. .............................   United States   47,644      452,142
a,b Franklin Bankcorp ...............................   United States   28,629      555,689
    IBERIABANK Corp. ................................   United States    5,815      334,188
  a R&G Financial Corp., B ..........................   United States   51,195      424,918
                                                                                 ----------
                                                                                  3,080,819
                                                                                 ----------


                                        Quarterly Statements of Investments | 51

Franklin Strategic Series

--------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                           COUNTRY      SHARES     VALUE
--------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    HEALTH TECHNOLOGY 5.7%
  b Cephalon Inc. ....................................   United States    1,820   $  119,647
  b Charles River Laboratories International Inc. ....   United States    7,125      252,938
a,b Invitrogen Corp. .................................   United States    9,031      558,026
  b The Medicines Co. ................................   United States    4,271       89,477
  b Penwest Pharmaceuticals Co. ......................   United States    2,536       52,749
  b POZEN Inc. .......................................   United States    6,977       52,676
    Roche Holding AG .................................    Switzerland     1,458      259,416
  a Schering-Plough Corp. ............................   United States   38,501      786,960
                                                                                  ----------
                                                                                   2,171,889
                                                                                  ----------
    INDUSTRIAL SERVICES 3.0%
  b Helix Energy Solutions Group Inc. ................   United States   17,096      666,573
  a Rowan Cos. Inc. ..................................   United States   14,145      479,091
                                                                                  ----------
                                                                                   1,145,664
                                                                                  ----------
    MUTUAL FUNDS 2.1%
  a Ares Capital Corp. ...............................   United States   49,735      811,178
                                                                                  ----------
    PROCESS INDUSTRIES 4.2%
  a Ashland Inc. .....................................   United States    7,322      486,986
  a Bunge Ltd. .......................................   United States   13,457      734,483
a,b Headwaters Inc. ..................................   United States    9,526      220,432
  a Lyondell Chemical Co. ............................   United States    8,206      182,748
                                                                                  ----------
                                                                                   1,624,649
                                                                                  ----------
    PRODUCER MANUFACTURING 1.6%
  a 3M Co. ...........................................   United States    5,488      386,355
    Federal Signal Corp. .............................   United States   14,738      220,039
                                                                                  ----------
                                                                                     606,394
                                                                                  ----------
    RETAIL TRADE 10.6%
    Advance Auto Parts Inc. ..........................   United States   11,116      336,481
a,b Chico's FAS Inc. .................................   United States   21,009      475,854
    Christopher & Banks Corp. ........................   United States   11,092      312,683
  a Dollar General Corp. .............................   United States   33,966      455,824
a,b Kohl's Corp. .....................................   United States   10,685      605,092
    Lowe's Cos. Inc. .................................   United States    7,128      202,079
  a Target Corp. .....................................   United States   12,272      563,530
a,b Urban Outfitters Inc. ............................   United States    8,565      124,963
  a Wal-Mart Stores Inc. .............................   United States   11,140      495,730
a,b Zumiez Inc. ......................................   United States   15,902      475,947
                                                                                  ----------
                                                                                   4,048,183
                                                                                  ----------
    TECHNOLOGY SERVICES 1.8%
  b Quest Software Inc. ..............................   United States   30,395      415,500
b,c VeriSign Inc. ....................................   United States   15,594      279,600
                                                                                  ----------
                                                                                     695,100
                                                                                  ----------
    TRANSPORTATION 5.3%
  a FedEx Corp. ......................................   United States    4,578      479,363
  a J.B. Hunt Transport Services Inc. ................   United States   42,098      865,956
a,b Republic Airways Holdings Inc. ...................   United States   40,323      670,168
                                                                                  ----------
                                                                                   2,015,487
                                                                                  ----------

52 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                                                COUNTRY        SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UTILITIES 1.0%
  FirstEnergy Corp. .....................................................   United States        4,868   $    272,608
  Public Service Enterprise Group Inc. ..................................   United States        1,893        127,645
                                                                                                         ------------
                                                                                                              400,253
                                                                                                         ------------
  TOTAL COMMON STOCKS (COST $29,013,414) ................................                                  29,820,537
                                                                                                         ------------
  SHORT TERM INVESTMENTS 49.7%
  MONEY MARKET FUND (COST $9,607,730) 25.2%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ..   United States    9,607,730      9,607,730
                                                                                                         ------------

                                                                                          -------------
                                                                                            PRINCIPAL
                                                                                              AMOUNT
                                                                                          -------------
  REPURCHASE AGREEMENT (COST $9,373,079) 24.5%
e Joint Repurchase Agreement, 5.247%, 8/01/06 (Maturity Value $9,374,445)   United States   $9,373,079      9,373,079
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $853,918)
    Banc of America Securities LLC (Maturity Value $853,918)
    Barclays Capital Inc. (Maturity Value $853,918)
    Bear, Stearns & Co. Inc. (Maturity Value $853,918)
    BNP Paribas Securities Corp. (Maturity Value $853,918)
    Deutsche Bank Securities Inc. (Maturity Value $853,918)
    Greenwich Capital Markets Inc. (Maturity Value $853,918)
    Lehman Brothers Inc. (Maturity Value $835,265)
    Merrill Lynch Government Securities Inc. (Maturity Value $853,918)
    Morgan Stanley & Co. Inc. (Maturity Value $853,918)
    UBS Securities LLC (Maturity Value $853,918)
     Collateralized by U.S. Government Agency Securities, 2.625 - 7.00%,
      8/15/06 - 5/15/13; fU.S. Government Agency Discount Notes, 9/22/06;
      U.S. Treasury Notes, 2.375 - 4.875%, 1/15/11 - 4/05/11
                                                                                                         ------------
  TOTAL INVESTMENTS (COST $47,994,223) 127.7% ...........................                                  48,801,346
  OPTIONS WRITTEN 0.0% g ................................................                                      (1,900)
  SECURITIES SOLD SHORT (33.6)% .........................................                                 (12,867,692)
  OTHER ASSETS, LESS LIABILITIES 5.9% ...................................                                   2,270,553
                                                                                                         ------------
  NET ASSETS 100.0% .....................................................                                $ 38,202,307
                                                                                                         ------------

                                                                                            -------------
                                                                                              CONTRACTS
                                                                                            -------------
  OPTIONS WRITTEN (PREMIUMS RECEIVED $128,060) 0.0% g
  CALL OPTIONS 0.0% g
  TECHNOLOGY SERVICES 0.0% g
  VeriSign Inc., Jan. 35 Calls, 1/20/07 .................................   United States          380          1,900
                                                                                                         ------------

                                                                                            -------------
                                                                                                SHARES
                                                                                            -------------
  SECURITIES SOLD SHORT 33.6%
  CONSUMER DURABLES 0.5%
  Arctic Cat Inc. .......................................................   United States       11,212        198,116
                                                                                                         ------------
  CONSUMER NON-DURABLES 2.3%
  Adidas AG .............................................................      Germany          10,396        485,037
  Kellwood Co. ..........................................................   United States       14,925        394,766
                                                                                                         ------------
                                                                                                              879,803
                                                                                                         ------------


                                        Quarterly Statements of Investments | 53

Franklin Strategic Series

-----------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                               COUNTRY      SHARES      VALUE
-----------------------------------------------------------------------------------------------
  SECURITIES SOLD SHORT (CONTINUED)
  CONSUMER SERVICES 1.4%
  Darden Restaurants Inc. ..............................   United States     9,240   $  312,312
  Royal Caribbean Cruises Ltd. .........................   United States     6,398      216,892
                                                                                     ----------
                                                                                        529,204
                                                                                     ----------
  DISTRIBUTION SERVICES 0.4%
  Tech Data Corp. ......................................   United States     3,917      145,634
                                                                                     ----------
  DIVERSIFIED FINANCIAL SERVICES 2.5%
  Energy Select Sector SPDR Fund .......................   United States    11,273      660,936
  iShares Nasdaq Biotechnology Index Fund ..............   United States     4,391      313,913
                                                                                     ----------
                                                                                        974,849
                                                                                     ----------
  ELECTRONIC TECHNOLOGY 3.1%
  Avici Systems Inc. ...................................   United States    99,201      862,056
  LSI Logic Corp. ......................................   United States    12,967      106,329
  Semiconductor HOLDRs Trust ...........................   United States     6,553      206,551
  Vitesse Semiconductor Corp. ..........................   United States       197          185
                                                                                     ----------
                                                                                      1,175,121
                                                                                     ----------
  ENERGY MINERALS 0.9%
  Repsol YPF SA, ADR ...................................       Spain        12,051      340,682
                                                                                     ----------
  FINANCE 5.3%
  Glacier Bancorp Inc. .................................   United States    16,993      520,666
  Nelnet Inc., A .......................................   United States    20,682      634,316
  Old Second Bancorp Inc. ..............................   United States    13,980      416,045
  Raymond James Financial Inc. .........................   United States    15,910      462,345
                                                                                     ----------
                                                                                      2,033,372
                                                                                     ----------
  HEALTH TECHNOLOGY 1.5%
  DJO Inc. .............................................   United States    14,819      584,906
                                                                                     ----------
  PROCESS INDUSTRIES 0.4%
  PPG Industries Inc. ..................................   United States     2,455      151,081
                                                                                     ----------
  PRODUCER MANUFACTURING 4.1%
  American Axle & Manufacturing Holdings Inc. ..........   United States    15,678      256,806
  Robbins & Myers Inc. .................................   United States    15,085      404,278
  Superior Industries International Inc. ...............   United States    26,452      481,690
  Valmont Industries Inc. ..............................   United States     8,036      408,631
                                                                                     ----------
                                                                                      1,551,405
                                                                                     ----------
  RETAIL TRADE 6.7%
  Barnes & Noble Inc. ..................................   United States     5,669      190,025
  Big Lots Inc. ........................................   United States    48,574      784,956
  BJ's Wholesale Club Inc. .............................   United States    12,026      342,500
  Dillard's Inc., A ....................................   United States    25,094      753,573
  Longs Drug Stores Corp. ..............................   United States    11,839      486,820
                                                                                     ----------
                                                                                      2,557,874
                                                                                     ----------
  TECHNOLOGY SERVICES 1.0%
  Napster Inc. .........................................   United States   147,964      402,462
                                                                                     ----------


54 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                               COUNTRY      SHARES      VALUE
-----------------------------------------------------------------------------------------------
  SECURITIES SOLD SHORT (CONTINUED)
  TRANSPORTATION 3.5%
  Covenant Transport Inc., A ...........................   United States   32,777   $   430,034
  Kansas City Southern .................................   United States   18,875       464,702
  SAIA Inc. ............................................   United States   15,908       448,447
                                                                                    -----------
                                                                                      1,343,183
                                                                                    -----------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,879,287) ...                            $12,867,692
                                                                                    -----------

See Selected Portfolio Abbreviations on page 56.

a     Security segregated with broker for securities sold short.

b     Non-income producing for the twelve months ended July 31, 2006.

c A portion or all of the security is held in connection with open option contracts.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2006, all repurchase agreements had been entered into on that date.

f     The security is traded on a discount basis with no stated coupon rate.

g     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 55

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)


CURRENCY ABBREVIATIONS
AUD     - Australian Dollar
CAD     - Canadian Dollar
EGP     - Egyptian Pound
EUR     - Euro
IDR     - Indonesian Rupiah
ISK     - Iceland Krona
JPY     - Japanese Yen
KRW     - South Korean Won
MYR     - Malaysian Ringgit
NOK     - Norwegian Krone
NZD     - New Zealand Dollar
PEN     - Peruvian Nuevo Sol
PLN     - Polish Zloty
SEK     - Swedish Krona
SGD     - Singapore Dollar
SKK     - Slovak Koruna
THB     - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS
ADR     - American Depository Receipt
FHLMC   - Federal Home Loan Mortgage Corp.
FNMA    - Federal National Mortgage Association
FRN     - Floating Rate Note
GDR     - Global Depository Receipt
GNMA    - Government National Mortgage Association
HOLDRS  - Holding Company Depository Receipts
REIT    - Real Estate Investment Trust
SF      - Single Family
SBA     - Small Business Administration
SPDR    - S&P Depository Receipt


56 | Quarterly Statements of Investments

Franklin Strategic Series

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Franklin Strategic Series is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve series (the Funds). All Funds are non-diversified, except Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund and Franklin U.S. Long-Short Fund.

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             ---------------------------------------------------------
                                                FRANKLIN             FRANKLIN             FRANKLIN
                                               AGGRESSIVE          BIOTECHNOLOGY          BLUE CHIP
                                               GROWTH FUND        DISCOVERY FUND            FUND
                                             ---------------------------------------------------------
Cost of investments ......................   $   197,126,262       $ 373,910,252       $   186,754,100
                                             ---------------------------------------------------------

Unrealized appreciation ..................   $    27,248,487       $ 141,236,257       $    37,756,074
Unrealized depreciation ..................        (5,052,962)        (35,539,828)          (15,089,899)
                                             ---------------------------------------------------------
Net unrealized appreciation (depreciation)   $    22,195,525       $ 105,696,429       $    22,666,175
                                             ---------------------------------------------------------


                                             ---------------------------------------------------------
                                                FRANKLIN             FRANKLIN             FRANKLIN
                                                FLEX CAP              GLOBAL            GLOBAL HEALTH
                                               GROWTH FUND      COMMUNICATIONS FUND       CARE FUND
                                             ---------------------------------------------------------
Cost of investments ......................   $ 2,287,844,913       $ 57,877,238        $   114,803,354
                                             ---------------------------------------------------------

Unrealized appreciation ..................   $   601,745,175       $ 18,109,350        $    30,691,217
Unrealized depreciation ..................      (102,888,787)        (3,296,386)            (5,897,525)
                                             ---------------------------------------------------------
Net unrealized appreciation (depreciation)   $   498,856,388       $ 14,812,964        $    24,793,692
                                             ---------------------------------------------------------


                                             ---------------------------------------------------------
                                                FRANKLIN             FRANKLIN             FRANKLIN
                                                 NATURAL             SMALL CAP          SMALL-MID CAP
                                             RESOURCES FUND       GROWTH FUND II         GROWTH FUND
                                             ---------------------------------------------------------
Cost of investments ......................   $   377,098,057       $ 977,735,218       $ 6,508,360,361
                                             ---------------------------------------------------------

Unrealized appreciation ..................   $   135,877,128       $ 230,109,722       $ 1,485,007,311
Unrealized depreciation ..................        (7,980,932)        (89,744,773)         (482,320,470)
                                             ---------------------------------------------------------
Net unrealized appreciation (depreciation)   $   127,896,196       $ 140,364,949       $ 1,002,686,841
                                             ---------------------------------------------------------


                                             ---------------------------------------------------------
                                                FRANKLIN             FRANKLIN             FRANKLIN
                                                STRATEGIC           TECHNOLOGY         U.S. LONG-SHORT
                                               INCOME FUND             FUND                 FUND
                                             ---------------------------------------------------------
Cost of investments ......................   $ 1,566,808,678       $ 40,772,056        $    48,026,965
                                             ---------------------------------------------------------

Unrealized appreciation ..................   $    30,138,743       $  6,914,930        $     3,497,020
Unrealized depreciation ..................       (37,138,207)        (2,319,684)            (2,722,639)
                                             ---------------------------------------------------------
Net unrealized appreciation (depreciation)   $    (6,999,464)      $  4,595,246        $       744,381
                                             ---------------------------------------------------------


                                         Quarterly Statement of Investments | 57

Franklin Strategic Series

2. FORWARD EXCHANGE CONTRACTS

At July 31, 2006, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

---------------------------------------------------------------------------------------------------------
                                                                   CONTRACT      SETTLEMENT   UNREALIZED
  CONTRACTS TO BUY                                                 AMOUNT a         DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
        54,000,000    Thailand Baht .......................      1,892,579 NZD    12/06/06    $   266,012
     3,360,678,150    South Korean Won ....................      5,065,000 NZD    10/10/06        411,393
                                                                                              -----------
                      Unrealized gain (loss) on forward exchange contracts                    $   677,405
                                                                                              -----------

a     In U.S. Dollars unless otherwise indicated.


CURRENCY ABBREVIATION
NZD - New Zealand Dollar


3. RESTRICTED SECURITIES

At July 31, 2006, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:



-----------------------------------------------------------------------------------------------------------------------
  SHARES/                                                               ACQUISITION
 WARRANTS         ISSUER                                                   DATE               COST             VALUE
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
  374,807           Dilithium Networks, Inc., depository receipt,
                      D, pfd., 144A ....................................    7/13/06        $    873,300    $    873,300
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (0.40% of Net Assets)

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
1,128,271           Fibrogen Inc., cvt. pfd., E ........................    5/19/00        $  5,065,937    $  7,728,656
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (1.74% of Net Assets)
FRANKLIN FLEX CAP GROWTH FUND
  145,772           Anda Networks, cvt. pfd., D ........................    3/24/00        $  2,000,000    $     65,131
2,227,171           Fibrogen Inc., cvt. pfd., E ........................    5/19/00           9,999,998      15,256,121
  772,727           Masimo Corp., cvt. pfd., F .........................    5/15/00           8,499,997      12,749,995
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (1.02% of Net Assets) ...............................    $ 28,071,247
                                                                                                           ------------
FRANKLIN GLOBAL COMMUNICATIONS FUND
  124,249           Dilithium Networks, Inc., depository receipt,
                      D, pfd., 144A ....................................    7/13/06        $    289,500    $    289,500
  134,100           Europolitan Vodafone AB ............................    5/24/02             530,468         913,236
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (1.64% of Net Assets) ...............................    $  1,202,736
                                                                                                           ------------
FRANKLIN GLOBAL HEALTH CARE FUND
  136,364           Masimo Corp., cvt. pfd., F .........................    5/15/00        $  1,500,004    $  2,250,006
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (1.61% of Net Assets)

FRANKLIN NATURAL RESOURCES FUND
  435,000           Jinshan Gold Mines Inc., wts., 6/06/07 .............    1/26/06        $         --    $    176,876
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (0.00% a of Net Assets)


58 | Quarterly Statements of Investments

Franklin Strategic Series

3. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------------
  SHARES/                                                       ACQUISITION
 WARRANTS    ISSUER                                                 DATE               COST           VALUE
---------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
  364,431    Anda Networks, cvt. pfd., D .....................     3/24/00         $  5,000,000    $    162,828
1,792,573    Foveon Inc., cvt. pfd., D, 144A .................     4/08/02           13,999,995         201,665
2,597,593    Foveon Inc., cvt. pfd., E, 144A .................     5/31/05            2,635,024       2,635,024
  682,128    Mirapoint Inc., 144A ............................     9/09/99            4,999,998              --
  301,660    Mirapoint Inc., pfd. ............................     7/07/05              561,391         561,389
                                                                                                   ------------
               TOTAL RESTRICTED SECURITIES (0.05% of Net Assets) ..............................    $  3,560,906
                                                                                                   ------------
FRANKLIN STRATEGIC INCOME FUND
  516,372    Cambridge Industries Liquidating Trust Interest       1/09/02         $         --    $        568
   64,666    VS Holdings, Inc. ...............................    12/06/01               64,666              --
                                                                                                   ------------
               TOTAL RESTRICTED SECURITIES (0.00% a of Net Assets) ............................    $        568
                                                                                                   ------------

a     Rounds to less than 0.01% of net assets.

4. UNFUNDED LOAN COMMITMENTS

The Franklin Strategic Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.


At July 31, 2006, unfunded commitments were as follows:


------------------------------------------------------------------------------
                                                                     UNFUNDED
  BORROWER                                                          COMMITMENT
------------------------------------------------------------------------------
  Affiliated Computer Services, Inc., Additional Term Loan ......   $2,065,000
  CBRL Group (Cracker Barrel), Delay Draw .......................      262,448
  Hawaiian Telecom Communications Inc, Term Loan A ..............      510,000
  Niska Gas Storage US LLC, Delay Draw ..........................      379,273
  VML US Finance LLC (Venetian Macau), Term Loan B ..............    1,693,333
                                                                    ----------
                                                                    $4,910,054
                                                                    ----------

                                        Quarterly Statements of Investments | 59

Franklin Strategic Series

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS


Investments in "affiliated companies" for the Franklin Flex Cap Growth Fund and Franklin Small Mid Cap Growth Fund for the period ended July 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES                            NUMBER OF                                   REALIZED
                                 HELD AT BEGINNING    GROSS      GROSS     SHARES HELD AT    VALUE AT     INVESTMENT     CAPITAL
    NAME OF ISSUER                   OF PERIOD      ADDITIONS  REDUCTIONS  END OF PERIOD   END OF PERIOD    INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH FUND
  NON-CONTROLLED AFFILIATES
  SunPower Corp., A ...........       500,000           --          --        500,000      $       -- a    $      --   $        --
                                                                                           -----------------------------------------
       TOTAL NON-CONTROLLED AFFILIATED SECURITIES (0.00% of Net Assets)

  FRANKLIN SMALL-MID CAP GROWTH FUND
  NON-CONTROLLED AFFILIATES
  Tektronix Inc. ..............     4,660,300        175,400        --      4,835,700      $ 131,869,539   $   285,774  $       --
                                                                                           -----------------------------------------
       TOTAL NON-CONTROLLED AFFILIATED SECURITIES (1.83% of Net Assets)


a     As of July 31, 2006, no longer an affiliate.


6. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as Franklin the Natural Resources Fund's and the Franklin Strategic Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At July 31, 2006, such individuals serve in one or more of these capacities for Solutia Inc., and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material nonpublic information. If the Funds' Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


60 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006















                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer